Registration Nos. 333-92380/811-21149

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

PostEffective Amendment No. 5/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

Amendment No. 6/X/

T. Rowe Price Retirement Funds, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant's Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

Approximate Date of Proposed Public Offering February 27, 2004

It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

/X/On February 27, 2004, pursuant to paragraph (b)

/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date), pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

February 27, 2004

Prospectus

T. Rowe Price

Retirement 2005 Fund

Retirement 2010 Fund

Retirement 2015 Fund

Retirement 2020 Fund

Retirement 2025 Fund

Retirement 2030 Fund

Retirement 2035 Fund

Retirement 2040 Fund

Retirement Income Fund

Nine retirement funds that blend stocks and bonds to achieve different risk and reward goals.

With respect to: Retirement 2005, 2015, 2025, and 2035 Funds

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	15

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	17
	Useful Information on Distributions and Taxes	20
	Transaction Procedures and Special Requirements	26
	Account Maintenance and Small Account Fees	28

3	More About the Funds
	Organization and Management	30
	Understanding Performance Information	33
	Description of Underlying Funds	34
	Investment Policies of the Retirement Funds	35
	Investment Policies and Practices of the Underlying Funds	36
	Financial Highlights	37

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	42
	Opening a New Account	43
	Purchasing Additional Shares	44
	Exchanging and Redeeming Shares	45
	Rights Reserved by the Funds	47
	Information About Your Services	48
	T. Rowe Price Brokerage	50
	Investment Information	51
	T. Rowe Price Privacy Policy	53
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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the funds` investment manager.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement Income Fund

About the Funds 1

objective, strategy, risks, and expenses

What is each fund`s objective?

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The funds` objectives are described below. Each fund pursues its objective by investing in a combination of T. Rowe Price mutual funds representing different types of stocks and bonds.
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2005 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 59% stocks and 41% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2005.
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2010 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 66% stocks and 34% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2010.

2015 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 71% stocks and 29% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2015.

2020 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 78% stocks and 22% bonds, with an increasing allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2020.

2025 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 85% stocks and 15% bonds, with an increasing allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2025.

2030 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds for several years, then increasing the allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2030.

2035 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds, with an increasing allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2035.

2040 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds for a substantial number of years, then increasing the allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2040.

Income Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds. This allocation is expected to remain fixed over time.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. They also show which sectors within those asset classes the portfolios will have exposure to, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to each individual fund. The information in the tables is as of February 27, 2004.

Table 1  2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	9.5%	Short-Term Bonds	Short-Term Bond	9.5%
Fixed Income	31.5	Domestic Bonds	New Income	23.5
		High-Yield Bonds	High Yield	8.0
Stocks	59.0	Large-Cap	Equity Index 500	27.5
		Large-Cap Growth	Growth Stock	5.5
		Large-Cap Value	Value	5.5
		Mid-Cap	Mid-Cap Growth	3.0
		Mid-Cap	Mid-Cap Value	3.0
		Small Blend	Small-Cap Stock	5.5
		International	International Stock	4.5
		International	International Growth & Income	4.5

Table 2  2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	6.5%	Short-Term Bonds	Short-Term Bond	6.5%
Fixed Income	28.0	Domestic Bonds	New Income	20.0
		High-Yield Bonds	High Yield	8.0
Stocks	65.5	Large-Cap	Equity Index 500	24.5
		Large-Cap Growth	Growth Stock	9.0
		Large-Cap Value	Value	9.0
		Mid-Cap	Mid-Cap Growth	3.5
		Mid-Cap	Mid-Cap Value	3.0
		Small Blend	Small-Cap Stock	6.5
		International	International Stock	5.0
		International	International Growth & Income	5.0

Table 3  2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	3%	Short-Term Bonds	Short-Term Bond	3.0%
Fixed Income	26	Domestic Bonds	New Income	18.0
		High-Yield Bonds	High Yield	8.0
Stocks	71	Large-Cap	Equity Index 500	19.5
		Large-Cap Growth	Growth Stock	13.5
		Large-Cap Value	Value	13.0
		Mid-Cap	Mid-Cap Growth	3.5
		Mid-Cap	Mid-Cap Value	3.5
		Small Blend	Small-Cap Stock	7.0
		International	International Stock	5.5
		International	International Growth & Income	5.5

Table 4  2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	0.5%	Short-Term Bonds	Short-Term Bond	0.5%
Fixed Income	22.0	Domestic Bonds	New Income	13.5
		High-Yield Bonds	High Yield	8.5
Stocks	77.5	Large-Cap	Equity Index 500	16.5
		Large-Cap Growth	Growth Stock	17.0
		Large-Cap Value	Value	16.5
		Mid-Cap	Mid-Cap Growth	4.0
		Mid-Cap	Mid-Cap Value	4.0
		Small Blend	Small-Cap Stock	7.5
		International	International Stock	6.0
		International	International Growth & Income	6.0

Table 5  2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	15%	Domestic Bonds	New Income	8.5%
		High-Yield Bonds	High Yield	6.5
Stocks	85	Large-Cap	Equity Index 500	14.0
		Large-Cap Growth	Growth Stock	20.0
		Large-Cap Value	Value	20.0
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	8.0
		International	International Stock	7.0
		International	International Growth & Income	7.0
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Table 6  2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 7  2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5
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Table 8  2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 9  Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	30%	Short-Term Bonds	Short-Term Bond	30.0%
Fixed Income	30	Domestic Bonds	New Income	22.5
		High-Yield Bonds	High Yield	7.5
Stocks	40	Large-Cap	Equity Index 500	26.0
		Mid-Cap	Mid-Cap Growth	2.0
		Mid-Cap	Mid-Cap Value	2.0
		Small Blend	Small-Cap Stock	4.0
		International	International Stock	3.0
		International	International Growth & Income	3.0

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Over time, the allocation to asset classes and individual funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement date, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities.
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Target allocations of the broad asset classes are not expected to vary from the prescribed glide path formula by more than five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

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What are the main risks of investing in the funds?
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The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as small-caps and mid-caps are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

Each fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell which fund is most appropriate for me?

Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the shareholder will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

How has each fund performed in the past?

The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

Because the Retirement 2005, 2015, 2025, and 2035 Funds commenced operations in 2004, there is no historical performance information shown here. Performance history will be presented after the funds have been in operation for one calendar year.

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Table 10  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (9/30/02)
2010 Fund
Returns before taxes	23.75%	24.31%
Returns after taxes on distributions	23.30	23.69
Returns after taxes on distributions and sale of fund shares	15.45	20.37
Combined Index Portfolioa	24.91	25.45
Dow Jones 60% Global Portfolio Index	27.38	26.71
2020 Fund
Returns before taxes	27.41	28.57
Returns after taxes on distributions	26.95	27.91
Returns after taxes on distributions and sale of fund shares	17.82	23.99
Combined Index Portfoliob	28.82	29.41
Dow Jones 80% Global Portfolio Index	34.18	32.95
2030 Fund
Returns before taxes	29.98	31.13
Returns after taxes on distributions	29.60	30.52
Returns after taxes on distributions and sale of fund shares	19.50	26.21
Combined Index Portfolioc	31.91	32.38
Dow Jones 100% Global Portfolio Index	41.66	39.84
2040 Fund
Returns before taxes	29.99	31.43
Returns after taxes on distributions	29.61	30.82
Returns after taxes on distributions and sale of fund shares	19.51	26.47
Combined Index Portfolioc	31.91	32.28
Dow Jones 100% Global Portfolio Index	41.66	39.84
Income Fund
Returns before taxes	16.25	16.88
Returns after taxes on distributions	15.10	15.63
Returns after taxes on distributions and sale of fund shares	10.53	13.61
Combined Index Portfoliod	16.52	16.99
Dow Jones 40% Global Portfolio Index	20.60	20.41
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

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aCombined Index Portfolio is an unmanaged portfolio composed of 66% stocks (32% S&P 500 Stock Index, 10.5% Russell 1000 Value Index, 7% Russell Midcap Index, 7% Russell 2000 Index, 9.5% MSCI EAFE Index), 34% bonds (20% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 6% Lehman Brothers 1-3 Year Government/Credit Index).
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bCombined Index Portfolio is an unmanaged portfolio composed of 78% stocks (31% S&P 500 Stock Index, 20% Russell 1000 Value Index, 7.5% Russell Midcap Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index), 22% bonds (13% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 0.5% Lehman Brothers 1-3 Year Government/Credit Index).
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cCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (31.5% S&P 500 Stock Index, 25.5% Russell 1000 Value Index, 9% Russell Midcap Index, 9% Russell 2000 Index, 15% MSCI EAFE Index), 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).
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dCombined Index Portfolio is an unmanaged portfolio composed of 60% bonds (30% Lehman Brothers 1-3 Year Government/Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index) and 40% stocks (26% S&P 500 Stock Index, 4% Russell Midcap Index, 4% Russell 2000 Index, 6% MSCI EAFE Index).
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CS First Boston High Yield Index tracks the performance of domestic noninvestment-grade corporate bonds.
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Dow Jones 40% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 60% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 80% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 100% Global Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.
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Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

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Lehman Brothers 1-3 Year Government/Credit Index tracks U.S. government debt obligations and U.S. corporate and foreign bonds maturing within one to three years.
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MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).
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Russell Midcap Index is a market-capitalization weighted index of companies that tracks the performance of the 800 smallest companies in the Russell 1000 Index.
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Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and forecasted growth rates.
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Russell 2000 Index tracks the stocks of 2,000 small U.S. companies.
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S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

What fees or expenses will I pay?

The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides an estimate of the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying funds.

Table 11  Fees and Expenses of the Funds*
Fund	Annual fund operating expenses (expenses that are deducted from fund assets)
	Management fee	Other expenses a	Underlying fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2005	0%	0.44%	0.69%	1.13%	0.44%	0.69%
2010	0	1.39	0.73	2.12	1.39	0.73
2015	0	0.44	0.77	1.21	0.44	0.77
2020	0	1.05	0.81	1.86	1.05	0.81
2025	0	0.44	0.83	1.27	0.44	0.83
2030	0	1.64	0.85	2.49	1.64	0.85
2035	0	0.44	0.85	1.29	0.44	0.85
2040	0	4.67	0.85	5.52	4.67	0.85
Income	0	1.91	0.62	2.53	1.91	0.62

*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

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aThe expenses of each Retirement Fund are expected to be paid for by the underlying funds in which they invest. Please see "How are fund expenses determined?" in Section 3.
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the net expenses from Table 11 to show how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
2005	$70	$221	—	—
2010	75	233	$406	$906
2015	79	246	—	—
2020	83	259	450	1,002
2025	85	265	—	—
2030	87	271	471	1,049
2035	87	271	—	—
2040	87	271	471	1,049
Income	63	199	346	774

other INFORMATION about the funds

What will happen on the target date?

The fund will continue to "roll down" to a more conservative allocation designed to place greater emphasis on income and reduce investors` overall risks. About 30 years after its designated retirement year, the fund will have and thereafter maintain a 20% allocation to stocks.

What are the funds` potential rewards?

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These funds seek to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. Each fund (except for the Income Fund, which will normally maintain about 60% of its assets in bonds and 40% in stocks) establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. As such, investors should consider choosing the Retirement Fund whose stated retirement date is closest to their own projected retirement dates.
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For funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor`s retirement date approaches, the funds` allocations to stocks will decrease in favor of fixed-income securities. After reaching their stated retirement dates, the funds` allocations to stock will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. The manager also will regularly rebalance the portfolios to ensure they stay true to their stated glide paths.
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To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these nine funds offer several different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

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Investors should realize that the funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.
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Information About Accounts in T. Rowe Price Funds 2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.

Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In making these adjustments, the fund reviews a variety of factors, including the performance of U.S. securities markets. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

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The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.
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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 3 and 24; December 23 and 31. In 2004—January 1, 2, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.

How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

Table 12  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.

Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
These stock funds only:BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement IncomeAll other Retirement Funds	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

If you invest in the fund through a taxable account, you will generally be subject to tax when:

You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

Additional information about certain T. Rowe Price funds is listed below:

Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.You must report your total tax-free income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax. For other funds, a small portion of your income dividend may be exempt from state and local income taxes.If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends, which will be exempt from federal income tax. The fund may not always qualify to pay tax-exempt dividends.The amount of such dividends will be reported to you on your calendar year-end statement.You must report your total tax-exempt income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.A small portion of your income dividend may also be exempt from state income taxes.If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Little, if any, of the ordinary dividends paid by the bond and money funds are expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond and money funds are expected to qualify for this deduction.

Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

Taxes on fund distributions

In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

The following chart provides additional details on distributions for certain funds:

Table 13  Taxes on Fund Distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Transaction Procedures and Special Requirements

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its costs. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.

Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.

Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).

Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.

Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

Signature Guarantees

A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Account Maintenance and Small Account Fees

Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.

Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.

More About the Funds 3

Organization and Management

How are the funds organized?

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T. Rowe Price Retirement Funds, Inc. (Retirement Funds) was incorporated in Maryland in 2002. Currently, Retirement Funds consists of nine series (collectively referred to as "the funds"), each representing a separate pool of assets with different investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the funds?

General Oversight

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Retirement Funds is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. The majority of the Board members are independent of T. Rowe Price and T. Rowe Price International (the investment adviser to the underlying international funds). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order issued by the Securities and Exchange Commission in connection with the operation of the funds. The majority of the directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.
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Portfolio Management

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The funds have an Investment Advisory Committee with the following members: Edmund M. Notzon III, Chairman, Stephen W. Boesel, John H. Laporte, William T. Reynolds, Brian C. Rogers, and M. David Testa. Mr. Notzon has been managing investments for T. Rowe Price since 1989 and has been chairman of the funds` Investment Advisory Committee since 2002. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for man
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aging the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993. Mr. Reynolds and Mr. Testa are expected to retire in April 2004.
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Management of the Underlying Funds

T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to the underlying international funds. Each manager is responsible for the selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

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T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.
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How are fund expenses determined?

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Each of the Retirement Funds will operate at a zero expense ratio. However, each fund will incur its pro-rata share of the fees and expenses of the underlying funds in which they invest. The payment of each Retirement Fund`s operational expenses is subject to a Special Servicing Agreement (described below) as well as certain undertakings made by T. Rowe Price in its Investment Management Agreements with each of the Retirement Funds. Fund expenses include shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses.
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Here is some information regarding the Special Servicing Agreements.

The Special Servicing Agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses of that Retirement Fund if, and to the extent that, the underlying fund`s savings from the operation of the Retirement Fund exceed these expenses.

Savings to the underlying funds are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by the Retirement Funds.

Under the Investment Management Agreements with the Retirement Funds, and the Special Servicing Agree.ments, T. Rowe Price has agreed to bear any expenses of the funds which exceed the estimated savings to each .of the underlying funds. Thus, .the funds will operate at a zero expense ratio. Of course, shareholders of the funds will still indirectly bear their proportionate share of the cost of operating the underlying funds owned by each fund.

The Management Fee

T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statements of Additional Information for specific fees.

T. Rowe Price will determine how the funds` assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

Description of Underlying Funds

The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund`s investment performance is directly related to the investment performance of these underlying funds.

Table 14 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described under Special Risks and Considerations in the Statement of Additional Information, and in the prospectuses for each of the underlying funds.

For more information about an underlying fund, call 1-800-638-5660.
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The major characteristics of the underlying T. Rowe Price funds are as follows:

Table 14  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 8- to 12-year range.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Bond	High level of income consistent with minimal fluctuation in principal value and liquidity. Invests primarily in short- and intermediate-term bonds rated within the four highest credit categories. Average maturity will not exceed three years.

Summit Cash Reserves	Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide a stable share price of $1.00.

Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
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Investment Policies of the Retirement Funds

Each of the Retirement Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

Reserve Position

Each fund may invest its cash reserves in the Summit Cash Reserves Fund or in U.S. and foreign dollar-denominated money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

Diversification

Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

Fundamental investment policies  As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33xb6 /xb8 % of each fund`s total assets valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33xb6 /xb8 % of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

Operating policies  Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

Other Investment Restrictions

As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

Portfolio Turnover

Each Retirement Fund`s portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. The portfolio turnover rates for the funds (other than the 2005, 2015, 2025, and 2035 Funds) are shown in the Financial Highlights table.

Investment Policies and Practices of the Underlying Funds

In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statements of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

Financial Highlights

Table 15, which provides information about each fund`s (other than the 2005, 2015, 2025, and 2035 Funds) financial history, is based on a single share outstanding throughout the periods shown. Each fund`s section of the table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual reports were audited by the funds` independent auditors, PricewaterhouseCoopers LLP.

Table 15  Financial Highlights
9/30/02* through 5/31/03
2010 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.11
Net gains or losses on securities (both realized and unrealized)	1.43
Total from investment operations	1.54
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	—
Returns of capital	—
Total distributions	(0.07)
Net asset value,end of period	$11.47
Total return	15.46%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$37,688
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	2.01%b
Portfolio turnover rate	12.8%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.74% for the period ended May 31, 2003.

bAnnualized.

Table 15  Financial Highlights (continued)
9/30/02* through 5/31/03
2020 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.10
Net gains or losses on securities (both realized and unrealized)	1.67
Total from investment operations	1.77
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.69
Total return	17.77%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$48,775
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	1.47%b
Portfolio turnover rate	4.1%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.83% for the period ended May 31, 2003.

bAnnualized.

Table 15  Financial Highlights (continued)
9/30/02* through 5/31/03
2030 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.08
Net gains or losses on securities (both realized and unrealized)	1.76
Total from investment operations	1.84
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.76
Total return	18.48%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$33,639
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	0.81%b
Portfolio turnover rate	3.1%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.87% for the period ended May 31, 2003.

bAnnualized.

Table 15  Financial Highlights (continued)
9/30/02* through 5/31/03
2040 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.08
Net gains or losses on securities (both realized and unrealized)	1.79
Total from investment operations	1.87
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.79
Total return	18.78%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$11,586
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	0.84%b
Portfolio turnover rate	18.8%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.88% for the period ended May 31, 2003.

bAnnualized.

Table 15  Financial Highlights (continued)
9/30/02* through 5/31/03
Income Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.22
Net gains or losses on securities (both realized and unrealized)	0.96
Total from investment operations	1.18
Less Distributions
Dividends (from net investment income)	(0.22)
Distributions (fromcapital gains)	—
Returns of capital	—
Total distributions	(0.22)
Net asset value,end of period	$10.96
Total return	11.95%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$20,465
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	2.96%b
Portfolio turnover rate	6.2%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.62% for the period ended May 31, 2003.

bAnnualized.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

In order to obtain an account number, you must supply the name, date of birth, Social Security or employer identification number, and residential or business street address for each owner on the account.

Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.

By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)

By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.

Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

Web Address
troweprice.com

Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.

Investor Information

A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.

Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, and Retirement Planning Kit.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

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For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

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C16-040 2/27/04

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-21149

February 27, 2004

Prospectus

T. Rowe Price

Retirement Funds

2010 Fund—Advisor Class

2020 Fund—Advisor Class

2030 Fund—Advisor Class

2040 Fund—Advisor Class

Income Fund—Advisor Class

Five retirement funds that blend stocks and bonds to achieve different risk and reward goals.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	12

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	14
	Useful Information on Distributions and Taxes	15
	Transaction Procedures and Special Requirements	19
	Distribution, Shareholder Servicing, and Recordkeeping Fees	20

3	More About the Funds
	Organization and Management	21
	Understanding Performance Information	24
	Description of Underlying Funds	25
	Investment Policies of the Retirement Funds	26
	Investment Policies and Practices of the Underlying Funds	28
	Financial Highlights	28

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	34
	Purchasing Additional Shares	35
	Exchanging and Redeeming Shares	35
	Rights Reserved by the Funds	35
	T. Rowe Price Privacy Policy	37
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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the funds` investment manager.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2010 Fund—Advisor Class

T. Rowe Price Retirement 2020 Fund—Advisor Class

T. Rowe Price Retirement 2030 Fund—Advisor Class

T. Rowe Price Retirement 2040 Fund—Advisor Class

T. Rowe Price Retirement Income Fund—Advisor Class

About the Funds 1

objective, strategy, risks, and expenses

A word about the funds` name and structure. Each  Advisor Class is a share class of its respective T. Rowe Price fund. The Advisor Class is not a separate mutual fund. The shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.

What is each fund`s objective?

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The funds` objectives are described below. Each fund pursues its objective by investing in a combination of T. Rowe Price mutual funds representing different types of stocks and bonds.
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2010 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 66% stocks and 34% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2010.

2020 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 78% stocks and 22% bonds, with an increasing allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2020.

2030 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds for several years, then increasing the allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2030.

2040 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds for a substantial number of years, then increasing the allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2040.

Income Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds. This allocation is expected to remain fixed over time.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. They also show which sectors within those asset classes the portfolios will have exposure to, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to each individual fund. The information in the tables is as of February 27, 2004.

Table 1  2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	6.5%	Short-Term Bonds	Short-Term Bond	6.5%
Fixed Income	28.0	Domestic Bonds	New Income	20.0
		High-Yield Bonds	High Yield	8.0
Stocks	65.5	Large-Cap	Equity Index 500	24.5
		Large-Cap Growth	Growth Stock	9.0
		Large-Cap Value	Value	9.0
		Mid-Cap	Mid-Cap Growth	3.5
		Mid-Cap	Mid-Cap Value	3.0
		Small Blend	Small-Cap Stock	6.5
		International	International Stock	5.0
		International	International Growth & Income	5.0

Table 2  2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	0.5%	Short-Term Bonds	Short-Term Bond	0.5%
Fixed Income	22.0	Domestic Bonds	New Income	13.5
		High-Yield Bonds	High Yield	8.5
Stocks	77.5	Large-Cap	Equity Index 500	16.5
		Large-Cap Growth	Growth Stock	17.0
		Large-Cap Value	Value	16.5
		Mid-Cap	Mid-Cap Growth	4.0
		Mid-Cap	Mid-Cap Value	4.0
		Small Blend	Small-Cap Stock	7.5
		International	International Stock	6.0
		International	International Growth & Income	6.0

Table 3  2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 4  2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 5  Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	30%	Short-Term Bonds	Short-Term Bond	30.0%
Fixed Income	30	Domestic Bonds	New Income	22.5
		High-Yield Bonds	High Yield	7.5
Stocks	40	Large-Cap	Equity Index 500	26.0
		Mid-Cap	Mid-Cap Growth	2.0
		Mid-Cap	Mid-Cap Value	2.0
		Small Blend	Small-Cap Stock	4.0
		International	International Stock	3.0
		International	International Growth & Income	3.0

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Over time, the allocation to asset classes and individual funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement date, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities.
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Target allocations of the broad asset classes are not expected to vary from the prescribed glide path formula by more than five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

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What are the main risks of investing in the funds?
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The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as small-caps and mid-caps are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

Each fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell which fund is most appropriate for me?

Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the shareholder will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

How has each fund performed in the past?

The Advisor Class began operations on October 31, 2003, and does not have a full calendar year of performance history. As a point of comparison, however, the following bar charts and table show calendar year returns for the oldest existing class of the Retirement Funds. Because the Advisor Class is expected to have higher expenses than the oldest existing class, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of the Retirement Funds and the Advisor Class share the same portfolio. Shares of each class are offered in separate prospectuses.

The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 6  Average Annual Total Returns  (Continued)
	Periods ended December 31, 2003
	1 year	Since inception (9/30/02)
2010 Fund
Returns before taxes	23.75%	24.31%
Returns after taxes on distributions	23.30	23.69
Returns after taxes on distributions and sale of fund shares	15.45	20.37
Combined Index Portfolioa	24.91	25.45
Dow Jones 60% Global Portfolio Index	27.38	26.71
2020 Fund
Returns before taxes	27.41	28.57
Returns after taxes on distributions	26.95	27.91
Returns after taxes on distributions and sale of fund shares	17.82	23.99
Combined Index Portfoliob	28.82	29.41
Dow Jones 80% Global Portfolio Index	34.18	32.95
2030 Fund
Returns before taxes	29.98	31.13
Returns after taxes on distributions	29.60	30.52
Returns after taxes on distributions and sale of fund shares	19.50	26.21
Combined Index Portfolioc	31.91	32.38
Dow Jones 100% Global Portfolio Index	41.66	39.84
2040 Fund
Returns before taxes	29.99	31.43
Returns after taxes on distributions	29.61	30.82
Returns after taxes on distributions and sale of fund shares	19.51	26.47
Combined Index Portfolioc	31.91	32.28
Dow Jones 100% Global Portfolio Index	41.66	39.84
Income Fund
Returns before taxes	16.25	16.88
Returns after taxes on distributions	15.10	15.63
Returns after taxes on distributions and sale of fund shares	10.53	13.61
Combined Index Portfoliod	16.52	16.99
Dow Jones 40% Global Portfolio Index	20.60	20.41
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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aCombined Index Portfolio is an unmanaged portfolio composed of 66% stocks (32% S&P 500 Stock Index, 10.5% Russell 1000 Value Index, 7% Russell Midcap Index, 7% Russell 2000 Index, 9.5% MSCI EAFE Index), 34% bonds (20% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 6% Lehman Brothers 1-3 Year Government/Credit Index).
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bCombined Index Portfolio is an unmanaged portfolio composed of 78% stocks (31% S&P 500 Stock Index, 20% Russell 1000 Value Index, 7.5% Russell Midcap Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index), 22% bonds (13% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 0.5% Lehman Brothers 1-3 Year Government/Credit Index).
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cCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (31.5% S&P 500 Stock Index, 25.5% Russell 1000 Value Index, 9% Russell Midcap Index, 9% Russell 2000 Index, 15% MSCI EAFE Index), 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).
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dCombined Index Portfolio is an unmanaged portfolio composed of 60% bonds (30% Lehman Brothers 1-3 Year Government/Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index) and 40% stocks (26% S&P 500 Stock Index, 4% Russell Midcap Index, 4% Russell 2000 Index, 6% MSCI EAFE Index).
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CS First Boston High Yield Index tracks the performance of domestic noninvestment-grade corporate bonds.
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Dow Jones 40% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 60% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 80% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 100% Global Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.
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Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

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Lehman Brothers 1-3 Year Government/Credit Index tracks U.S. government debt obligations and U.S. corporate and foreign bonds maturing within one to three years.
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MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).
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Russell Midcap Index is a market-capitalization weighted index of companies that tracks the performance of the 800 smallest companies in the Russell 1000 Index.
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Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and forecasted growth rates.
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Russell 2000 Index tracks the stocks of 2,000 small U.S. companies.
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S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

What fees or expenses will I pay?

The numbers in the next table provide an estimate of how much it will cost to operate the Advisor Class for a year. The 12b-1 fees are paid by you indirectly because they are deducted from net assets before the daily share price is calculated.

Each class will also indirectly bear its pro-rata share of the expenses of the underlying funds. The following table provides an estimate of the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying funds.

Table 7  Fees and Expenses of the Advisor Class*
Fund	Annual fund operating expenses (expenses that are deducted from fund assets)
	Management fee	Distribution and service (12b-1) fees	Other expenses a	Underlying fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2010	0%	0.25%	1.39%	0.73%	2.37%	1.39%	0.98%
2020	0	0.25	1.05	0.81	2.11	1.05	1.06
2030	0	0.25	1.64	0.85	2.74	1.64	1.10
2040	0	0.25	4.67	0.85	5.77	4.67	1.10
Income	0	0.25	1.91	0.62	2.78	1.91	0.87

*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

aThe expenses of each class, other than the 12b-1 fees, are expected to be paid for by the underlying funds in which the Retirement Funds invest. Please see "How are fund expenses determined?" in Section 3.

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these classes with that of other mutual funds. Although your actual costs may be higher or lower, the table uses net expenses from Table 7 to show what you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
2010	$100	$312	$542	$1,201
2020	108	337	585	1,294
2030	112	350	606	1,340
2040	112	350	606	1,340
Income	89	278	482	1,073

other INFORMATION about the funds

What will happen on the target date?

The fund will continue to "roll down" to a more conservative allocation designed to place greater emphasis on income and reduce investors` overall risks. About 30 years after its designated retirement year, the fund will have and thereafter maintain a 20% allocation to stocks.

What are the funds` potential rewards?

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These funds seek to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. Each fund (except for the Income Fund, which will normally maintain about 60% of its assets in bonds and 40% in stocks) establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. As such, investors should consider choosing the Retirement Fund whose stated retirement date is closest to their own projected retirement dates.
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For funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor`s retirement date approaches, the funds` allocations to stocks will decrease in favor of fixed-income securities. After reaching their stated retirement dates, the funds` allocations to stock will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. The manager also will regularly rebalance the portfolios to ensure they stay true to their stated glide paths.
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To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these five funds offer several different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

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Investors should realize that the funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.
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Information About Accounts in T. Rowe Price Funds 2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all Advisor Class accounts.

Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.

The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In making these adjustments, the fund reviews a variety of factors, including the performance of U.S. securities markets. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

How your purchase, sale, or exchange price is determined

Advisor Class shares are intended for purchase, and may be held only, through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, cut-off times, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in good form by 4 p.m. ET and transmitted to the fund and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How proceeds are received

Normally, the fund transmits proceeds to intermediaries for redemption orders received in good form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments:

Table 8  Dividend Payment Schedule  (Continued)
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
Equity Income Fund — Advisor Class	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement Income Fund — Advisor ClassRetirement 2010 Fund — Advisor ClassRetirement 2020 Fund — Advisor ClassRetirement 2030 Fund — Advisor ClassRetirement 2040 Fund — Advisor Class	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Capital gains payments

A capital gain or loss is the difference between the purchase and sale price of a security.

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

If you invest in the fund through a taxable account, you will generally be subject to tax when:

You sell fund shares, including an exchange from one fund to another.

The fund makes a distribution to your account.

For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Little, if any, of the ordinary dividends paid by the bond fund Advisor Classes are expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond fund Advisor Classes are expected to qualify for this deduction.

Note: The regular monthly income dividends you receive from the Tax-Free Income Fund—Advisor Class are expected to be exempt from federal income taxes. Exemption is not guaranteed since the fund has the right under certain conditions to invest in nonexempt securities. You must report your total tax-exempt income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. For shareholders who receive Social Security benefits, the receipt of tax-exempt interest may increase the portion of benefits that are subject to tax.

If the Tax-Free Income Fund invests in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by these bonds in their AMT computation. The portion of this fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

Note: If you realize a loss on the sale or exchange of Tax-Free Income Fund—Advisor Class shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares.

Taxes on fund distributions

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

Retirement Funds

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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging
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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.
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Tax effect of buying shares before a capital gain or dividend distribution
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If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Purchase Conditions for Intermediaries
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Nonpayment
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If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. Any losses or expenses incurred by the fund or transfer agent will be the responsibility of the intermediary. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
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U.S. dollars
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All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.
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Sale (Redemption) Conditions
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Holds on immediate redemptions: 10-day hold
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If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)
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Redemptions over $250,000
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Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.
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Excessive Trading
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T. Rowe Price may bar excessive traders from purchasing shares.
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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of the fund and raise its costs. To deter such activity, each fund has adopted the following excessive trading policy. Transactions accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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You can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Signature Guarantees
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An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.
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You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.
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distribution, shareholder servicing, and recordkeeping fees
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The Advisor Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the Advisor Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The Advisor Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.
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More About the Funds 3

Organization and Management

How are the funds organized?

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T. Rowe Price Retirement Funds, Inc. (Retirement Funds) was incorporated in Maryland in 2002. Currently, Retirement Funds consists of nine series (collectively referred to as "the funds"), each representing a separate pool of assets with different investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2003, certain of the funds issued a separate class of shares known as the Advisor Class.
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Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions of the class. The income dividends for Advisor Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the funds?

General Oversight

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Retirement Funds is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. The majority of the Board members are independent of T. Rowe Price and T. Rowe Price International (the investment adviser to the underlying international funds). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order issued by the Securities and Exchange Commission in connection with the operation of the funds. The majority of the directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.
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Portfolio Management

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The funds have an Investment Advisory Committee with the following members: Edmund M. Notzon III, Chairman, Stephen W. Boesel, John H. Laporte, William T. Reynolds, Brian C. Rogers, and M. David Testa. Mr. Notzon has been managing investments for T. Rowe Price since 1989 and has been chairman of the funds` Investment Advisory Committee since 2002. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993. Mr. Reynolds and Mr. Testa are expected to retire in April 2004.
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Management of the Underlying Funds

T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to the underlying international funds. Each manager is responsible for the selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

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T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.
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How are fund expenses determined?

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Apart from the 0.25% 12b-1 fee to which each Advisor Class is subject, each of the Retirement Funds will operate at a zero expense ratio. However, each fund will incur its pro-rata share of the fees and expenses of the underlying funds in which they invest. The payment of each Retirement Fund`s operational expenses is subject to a Special Servicing Agreement (described below) as well as certain undertakings made by T. Rowe Price in its Investment Management Agreements with each of the Retirement Funds. Fund expenses include shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses.
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Here is some information regarding the Special Servicing Agreements.

The Special Servicing Agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses (other than 12b-1 fees) of that Retirement Fund if, and to the extent that, the underlying fund`s savings from the operation of the Retirement Fund exceed these expenses.

Savings to the underlying funds are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by the Retirement Funds.

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Under the Investment Management Agreements with the Retirement Funds, and the Special Servicing Agree.ments, T. Rowe Price has agreed to bear any expenses of the funds which exceed the estimated savings to each .of the underlying funds. Thus, .apart from the 0.25% 12b-1 fee to which each Advisor Class is subject,
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the funds will operate at a zero expense ratio. Of course, shareholders of the funds will still indirectly bear their proportionate share of the cost of operating the underlying funds owned by each fund.

The Management Fee

T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statements of Additional Information for specific fees.

T. Rowe Price will determine how the funds` assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

Description of Underlying Funds

The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund`s investment performance is directly related to the investment performance of these underlying funds.

Table 9 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described under Special Risks and Considerations in the Statement of Additional Information, and in the prospectuses for each of the underlying funds.

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For more information about an underlying fund, call 1-800-638-5660.
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The major characteristics of the underlying T. Rowe Price funds are as follows:

Table 9  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 8- to 12-year range.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Bond	High level of income consistent with minimal fluctuation in principal value and liquidity. Invests primarily in short- and intermediate-term bonds rated within the four highest credit categories. Average maturity will not exceed three years.

Summit Cash Reserves	Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide a stable share price of $1.00.

Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
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Investment Policies of the Retirement Funds

Each of the Retirement Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

Reserve Position

Each fund may invest its cash reserves in the Summit Cash Reserves Fund or in U.S. and foreign dollar-denominated money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

Diversification

Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

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Fundamental investment policies  As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33xb6 /xb8 % of each fund`s total assets
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valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33xb6 /xb8 % of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.
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Operating policies  Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

Other Investment Restrictions

As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

Portfolio Turnover

Each Retirement Fund`s portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

Investment Policies and Practices of the Underlying Funds

In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statements of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

Financial Highlights

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Each Retirement Fund Advisor Class first issued shares on October 31, 2003, and therefore has no financial history. As a point of comparison, however, Table 10 provides historical information about each Retirement Fund because the Advisor Class has the same management program and investment portfolio. (Prior to the inception of the Advisor Class, the funds had no other share class.) This information is based on a single share outstanding throughout the period shown.
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Each fund`s section of the table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund`s independent auditors, PricewaterhouseCoopers LLP.
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Had the Advisor Class existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

Table 10  Financial Highlights
9/30/02* through 5/31/03
2010 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.11
Net gains or losses on securities (both realized and unrealized)	1.43
Total from investment operations	1.54
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	—
Returns of capital	—
Total distributions	(0.07)
Net asset value,end of period	$11.47
Total return	15.46%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$37,688
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	2.01%b
Portfolio turnover rate	12.8%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.74% for the period ended May 31, 2003.

bAnnualized.

Table 10  Financial Highlights (continued)
9/30/02* through 5/31/03
2020 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.10
Net gains or losses on securities (both realized and unrealized)	1.67
Total from investment operations	1.77
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.69
Total return	17.77%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$48,775
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	1.47%b
Portfolio turnover rate	4.1%b
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*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.83% for the period ended May 31, 2003.

bAnnualized.

Table 10  Financial Highlights (continued)
9/30/02* through 5/31/03
2030 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.08
Net gains or losses on securities (both realized and unrealized)	1.76
Total from investment operations	1.84
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.76
Total return	18.48%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$33,639
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	0.81%b
Portfolio turnover rate	3.1%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.87% for the period ended May 31, 2003.

bAnnualized.

Table 10  Financial Highlights (continued)
9/30/02* through 5/31/03
2040 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.08
Net gains or losses on securities (both realized and unrealized)	1.79
Total from investment operations	1.87
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.79
Total return	18.78%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$11,586
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	0.84%b
Portfolio turnover rate	18.8%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.88% for the period ended May 31, 2003.

bAnnualized.

Table 10  Financial Highlights (continued)
9/30/02* through 5/31/03
Income Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.22
Net gains or losses on securities (both realized and unrealized)	0.96
Total from investment operations	1.18
Less Distributions
Dividends (from net investment income)	(0.22)
Distributions (fromcapital gains)	—
Returns of capital	—
Total distributions	(0.22)
Net asset value,end of period	$10.96
Total return	11.95%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$20,465
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	2.96%b
Portfolio turnover rate	6.2%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.62% for the period ended May 31, 2003.

bAnnualized.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.

Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

via U.S. Postal Service

T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

via private carriers/overnight services

T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842

Purchasing Additional ShareS

$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire

Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.

Exchanging and redeeming ShareS

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions

Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

1940 Act File No. 811-21149

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E216-040 2/27/04
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

February 27, 2004

Prospectus

T. Rowe Price

Retirement Funds

2010 Fund—R Class

2020 Fund—R Class

2030 Fund—R Class

2040 Fund—R Class

Income Fund—R Class

Five retirement funds that blend stocks and bonds to achieve different risk and reward goals.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	12

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	13
	Useful Information on Distributions and Taxes	14
	Transaction Procedures and Special Requirements	17
	Distribution, Shareholder Servicing, and Recordkeeping Fees	18

3	More About the Funds
	Organization and Management	19
	Understanding Performance Information	22
	Description of Underlying Funds	23
	Investment Policies of the Retirement Funds	24
	Investment Policies and Practices of the Underlying Funds	25
	Financial Highlights	26

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	32
	Purchasing Additional Shares	33
	Exchanging and Redeeming Shares	33
	Rights Reserved by the Funds	33
	T. Rowe Price Privacy Policy	35
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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the funds` investment manager.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement Income Fund—R Class

About the Funds 1

objective, strategy, risks, and expenses

A word about the funds` name and structure. Each  R Class is a share class of its respective T. Rowe Price fund. The R Class is not a separate mutual fund. The shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

What is each fund`s objective?

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The funds` objectives are described below. Each fund pursues its objective by investing in a combination of T. Rowe Price mutual funds representing different types of stocks and bonds.
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2010 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 66% stocks and 34% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2010.

2020 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 78% stocks and 22% bonds, with an increasing allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2020.

2030 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds for several years, then increasing the allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2030.

2040 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds for a substantial number of years, then increasing the allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2040.

Income Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds. This allocation is expected to remain fixed over time.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. They also show which sectors within those asset classes the portfolios will have exposure to, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to each individual fund. The information in the tables is as of February 27, 2004.

Table 1  2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	6.5%	Short-Term Bonds	Short-Term Bond	6.5%
Fixed Income	28.0	Domestic Bonds	New Income	20.0
		High-Yield Bonds	High Yield	8.0
Stocks	65.5	Large-Cap	Equity Index 500	24.5
		Large-Cap Growth	Growth Stock	9.0
		Large-Cap Value	Value	9.0
		Mid-Cap	Mid-Cap Growth	3.5
		Mid-Cap	Mid-Cap Value	3.0
		Small Blend	Small-Cap Stock	6.5
		International	International Stock	5.0
		International	International Growth & Income	5.0

Table 2  2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	0.5%	Short-Term Bonds	Short-Term Bond	0.5%
Fixed Income	22.0	Domestic Bonds	New Income	13.5
		High-Yield Bonds	High Yield	8.5
Stocks	77.5	Large-Cap	Equity Index 500	16.5
		Large-Cap Growth	Growth Stock	17.0
		Large-Cap Value	Value	16.5
		Mid-Cap	Mid-Cap Growth	4.0
		Mid-Cap	Mid-Cap Value	4.0
		Small Blend	Small-Cap Stock	7.5
		International	International Stock	6.0
		International	International Growth & Income	6.0

Table 3  2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 4  2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 5  Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	30%	Short-Term Bonds	Short-Term Bond	30.0%
Fixed Income	30	Domestic Bonds	New Income	22.5
		High-Yield Bonds	High Yield	7.5
Stocks	40	Large-Cap	Equity Index 500	26.0
		Mid-Cap	Mid-Cap Growth	2.0
		Mid-Cap	Mid-Cap Value	2.0
		Small Blend	Small-Cap Stock	4.0
		International	International Stock	3.0
		International	International Growth & Income	3.0

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Over time, the allocation to asset classes and individual funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement date, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities.
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Target allocations of the broad asset classes are not expected to vary from the prescribed glide path formula by more than five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

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What are the main risks of investing in the funds?
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The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as small-caps and mid-caps are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

Each fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell which fund is most appropriate for me?

Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the shareholder will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

How has each fund performed in the past?

The R Class began operations on October 31, 2003, and does not have a full calendar year of performance history. As a point of comparison, however, the following bar charts and table show calendar year returns for the oldest existing class of the Retirement Funds. Because the R Class is expected to have higher expenses than the oldest existing class, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of the Retirement Funds and the R Class share the same portfolio. Shares of each class are offered in separate prospectuses.

The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 6  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (9/30/02)
2010 Fund
Returns before taxes	23.75%	24.31%
Returns after taxes on distributions	23.30	23.69
Returns after taxes on distributions and sale of fund shares	15.45	20.37
Combined Index Portfolioa	24.91	25.45
Dow Jones 60% Global Portfolio Index	27.38	26.71
2020 Fund
Returns before taxes	27.41	28.57
Returns after taxes on distributions	26.95	27.91
Returns after taxes on distributions and sale of fund shares	17.82	23.99
Combined Index Portfoliob	28.82	29.41
Dow Jones 80% Global Portfolio Index	34.18	32.95
2030 Fund
Returns before taxes	29.98	31.13
Returns after taxes on distributions	29.60	30.52
Returns after taxes on distributions and sale of fund shares	19.50	26.21
Combined Index Portfolioc	31.91	32.38
Dow Jones 100% Global Portfolio Index	41.66	39.84
2040 Fund
Returns before taxes	29.99	31.43
Returns after taxes on distributions	29.61	30.82
Returns after taxes on distributions and sale of fund shares	19.51	26.47
Combined Index Portfolioc	31.91	32.28
Dow Jones 100% Global Portfolio Index	41.66	39.84
Income Fund
Returns before taxes	16.25	16.88
Returns after taxes on distributions	15.10	15.63
Returns after taxes on distributions and sale of fund shares	10.53	13.61
Combined Index Portfoliod	16.52	16.99
Dow Jones 40% Global Portfolio Index	20.60	20.41
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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aCombined Index Portfolio is an unmanaged portfolio composed of 66% stocks (32% S&P 500 Stock Index, 10.5% Russell 1000 Value Index, 7% Russell Midcap Index, 7% Russell 2000 Index, 9.5% MSCI EAFE Index), 34% bonds (20% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 6% Lehman Brothers 1-3 Year Government/Credit Index).
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bCombined Index Portfolio is an unmanaged portfolio composed of 78% stocks (31% S&P 500 Stock Index, 20% Russell 1000 Value Index, 7.5% Russell Midcap Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index), 22% bonds (13% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 0.5% Lehman Brothers 1-3 Year Government/Credit Index).
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cCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (31.5% S&P 500 Stock Index, 25.5% Russell 1000 Value Index, 9% Russell Midcap Index, 9% Russell 2000 Index, 15% MSCI EAFE Index), 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).
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dCombined Index Portfolio is an unmanaged portfolio composed of 60% bonds (30% Lehman Brothers 1-3 Year Government/Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index) and 40% stocks (26% S&P 500 Stock Index, 4% Russell Midcap Index, 4% Russell 2000 Index, 6% MSCI EAFE Index).
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CS First Boston High Yield Index tracks the performance of domestic noninvestment-grade corporate bonds.
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Dow Jones 40% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 60% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 80% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.
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Dow Jones 100% Global Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.
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Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

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Lehman Brothers 1-3 Year Government/Credit Index tracks U.S. government debt obligations and U.S. corporate and foreign bonds maturing within one to three years.
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MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).
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Russell Midcap Index is a market-capitalization weighted index of companies that tracks the performance of the 800 smallest companies in the Russell 1000 Index.
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Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and forecasted growth rates.
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Russell 2000 Index tracks the stocks of 2,000 small U.S. companies.
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S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

What fees or expenses will I pay?

The numbers in the next table provide an estimate of how much it will cost to operate the R Class for a year. The 12b-1 fees are paid by you indirectly because they are deducted from net assets before the daily share price is calculated.

Each class will also indirectly bear its pro-rata share of the expenses of the underlying funds. The following table provides an estimate of the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying funds.

Table 7  Fees and Expenses of the R Class*
Fund	Annual fund operating expenses (expenses that are deducted from fund assets)
	Management fee	Distribution and service (12b-1) fees	Other expenses a	Underlying fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2010	0%	0.50%	1.39%	0.73%	2.62%	1.39%	1.23%
2020	0	0.50	1.05	0.81	2.36	1.05	1.31
2030	0	0.50	1.64	0.85	2.99	1.64	1.35
2040	0	0.50	4.67	0.85	6.02	4.67	1.35
Income	0	0.50	1.91	0.62	3.03	1.91	1.12

*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

aThe expenses of each class, other than the 12b-1 fees, are expected to be paid for by the underlying funds in which the Retirement Funds invest. Please see "How are fund expenses determined?" in Section 3.

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these classes with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the net expenses from Table 7 to show what you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
2010	$125	$390	$676	$1,489
2020	133	415	718	1,579
2030	137	428	739	1,624
2040	137	428	739	1,624
Income	114	356	617	1,363

other INFORMATION about the funds

What will happen on the target date?

The fund will continue to "roll down" to a more conservative allocation designed to place greater emphasis on income and reduce investors` overall risks. About 30 years after its designated retirement year, the fund will have and thereafter maintain a 20% allocation to stocks.

What are the funds` potential rewards?

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These funds seek to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. Each fund (except for the Income Fund, which will normally maintain about 60% of its assets in bonds and 40% in stocks) establishes asset alloca
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tions that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. As such, investors should consider choosing the Retirement Fund whose stated retirement date is closest to their own projected retirement dates.
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For funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor`s retirement date approaches, the funds` allocations to stocks will decrease in favor of fixed-income securities. After reaching their stated retirement dates, the funds` allocations to stock will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. The manager also will regularly rebalance the portfolios to ensure they stay true to their stated glide paths.
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To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these five funds offer several different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

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Investors should realize that the funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.
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Information About Accounts in T. Rowe Price Funds 2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all R Class accounts.

Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.

The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In making these adjustments, the fund reviews a variety of factors, including the performance of U.S. securities markets. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

How your purchase, sale, or exchange price is determined

R Class shares are intended for purchase and may be held only through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, cut-off times, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in good form by 4 p.m. ET and transmitted to the fund and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How proceeds are received

Normally, the fund transmits proceeds to intermediaries for redemption orders received in good form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments:

Table 8  Dividend Payment Schedule (continued)
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
Equity Income Fund — R Class	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:Retirement Income Fund — R ClassRetirement 2010 Fund — R ClassRetirement 2020 Fund — R ClassRetirement 2030 Fund — R ClassRetirement 2040 Fund — R Class	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Capital gains payments

A capital gain or loss is the difference between the purchase and sale price of a security.

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

If you invest in the fund through a taxable account, you will generally be subject to tax when:

You sell fund shares, including an exchange from one fund to another.

The fund makes a distribution to your account.

For individual shareholders, a portion of ordinary dividends representing qualified dividends received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as a qualifying dividend in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date. Little, if any, of the ordinary dividends paid by the bond fund R Classes are expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the bond fund R Classes are expected to qualify for this deduction.

Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

Taxes on fund distributions

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

Retirement Funds

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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.
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Tax consequences of hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain or dividend distribution

If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Transaction Procedures and Special Requirements

Purchase Conditions for Intermediaries

Nonpayment

If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. Any losses or expenses incurred by the fund or transfer agent will be the responsibility of the intermediary. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

Frequent trades or market timing in your account or accounts controlled by you can disrupt management of the fund and raise its costs. To deter such activity, each fund has adopted the following excessive trading policy.

You can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading policy or from persons believed to be market timers are subject to rejection or cancellation by the funds.

Signature Guarantees

An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Distribution, Shareholder Servicing, and Recordkeeping Fees

The R Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.50% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the R Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The R Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.

More About the Funds 3

Organization and Management

How are the funds organized?

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T. Rowe Price Retirement Funds, Inc. (Retirement Funds) was incorporated in Maryland in 2002. Currently, Retirement Funds consists of nine series (collectively referred to as "the funds"), each representing a separate pool of assets with different investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2003, certain of the funds issued a separate class of shares known as the R Class.
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Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions of the class. The income dividends for R Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the funds?

General Oversight

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Retirement Funds is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. The majority of the Board members are independent of T. Rowe Price and T. Rowe Price International (the investment adviser to the underlying international funds). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order issued by the Securities and Exchange Commission in connection with the operation of the funds. The majority of the directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.
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Portfolio Management

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The funds have an Investment Advisory Committee with the following members: Edmund M. Notzon III, Chairman, Stephen W. Boesel, John H. Laporte, William T. Reynolds, Brian C. Rogers, and M. David Testa. Mr. Notzon has been managing investments for T. Rowe Price since 1989 and has been chairman of the funds` Investment Advisory Committee since 2002. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993. Mr. Reynolds and Mr. Testa are expected to retire in April 2004.
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Management of the Underlying Funds

T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to the underlying international funds. Each manager is responsible for the selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

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T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.
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How are fund expenses determined?

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Apart from the 0.50% 12b-1 fee to which each R Class is subject, each of the Retirement Funds will operate at a zero expense ratio. However, each fund will incur its pro-rata share of the fees and expenses of the underlying funds in which they invest. The payment of each Retirement Fund`s operational expenses is subject to a Special Servicing Agreement (described below) as well as certain undertakings made by T. Rowe Price in its Investment Management Agreements with each of the Retirement Funds. Fund expenses include shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses.
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Here is some information regarding the Special Servicing Agreements.

The Special Servicing Agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses (other than 12b-1 fees) of that Retirement Fund if, and to the extent that, the underlying fund`s savings from the operation of the Retirement Fund exceed these expenses.

Savings to the underlying funds are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by the Retirement Funds.

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Under the Investment Management Agreements with the Retirement Funds, and the Special Servicing Agree.ments, T. Rowe Price has agreed to bear any expenses of the funds which exceed the estimated savings to each .of the underlying funds. Thus, .apart from the 0.50% 12b-1 fee to which each R Class is subject,
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the funds will operate at a zero expense ratio. Of course, shareholders of the funds will still indirectly bear their proportionate share of the cost of operating the underlying funds owned by each fund.

The Management Fee

T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statements of Additional Information for specific fees.

T. Rowe Price will determine how the funds` assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

Description of Underlying Funds

The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund`s investment performance is directly related to the investment performance of these underlying funds.

Table 9 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described under Special Risks and Considerations in the Statement of Additional Information, and in the prospectuses for each of the underlying funds.

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For more information about an underlying fund, call 1-800-638-5660.
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The major characteristics of the underlying T. Rowe Price funds are as follows:

Table 9  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 8- to 12-year range.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Bond	High level of income consistent with minimal fluctuation in principal value and liquidity. Invests primarily in short- and intermediate-term bonds rated within the four highest credit categories. Average maturity will not exceed three years.

Summit Cash Reserves	Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide a stable share price of $1.00.

Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
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Investment Policies of the Retirement Funds

Each of the Retirement Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

Reserve Position

Each fund may invest its cash reserves in the Summit Cash Reserves Fund or in U.S. and foreign dollar-denominated money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

Diversification

Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

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Fundamental investment policies  As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33xb6 /xb8 % of each fund`s total assets valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33xb6 /xb8 % of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.
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Operating policies  Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

Other Investment Restrictions

As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

Portfolio Turnover

Each Retirement Fund`s portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

Investment Policies and Practices of the Underlying Funds

In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statements of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

Financial Highlights

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Each Retirement Fund R Class first issued shares on October 31, 2003, and therefore has no financial history. As a point of comparison, however, Table 10 provides historical information about each Retirement Fund because the R Class has the same management program and investment portfolio. (Prior to the inception of the R Class, the funds had no other share class.) This information is based on a single share outstanding throughout the period shown.
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Each fund`s section of the table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund`s independent auditors, PricewaterhouseCoopers LLP.
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Had the R Class existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

Table 10  Financial Highlights
9/30/02* through 5/31/03
2010 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.11
Net gains or losses on securities (both realized and unrealized)	1.43
Total from investment operations	1.54
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	—
Returns of capital	—
Total distributions	(0.07)
Net asset value,end of period	$11.47
Total return	15.46%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$37,688
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	2.01%b
Portfolio turnover rate	12.8%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.74% for the period ended May 31, 2003.

bAnnualized.

Table 10  Financial Highlights (continued)
9/30/02* through 5/31/03
2020 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.10
Net gains or losses on securities (both realized and unrealized)	1.67
Total from investment operations	1.77
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.69
Total return	17.77%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$48,775
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	1.47%b
Portfolio turnover rate	4.1%b
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*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.83% for the period ended May 31, 2003.

bAnnualized.

Table 10  Financial Highlights (continued)
9/30/02* through 5/31/03
2030 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.08
Net gains or losses on securities (both realized and unrealized)	1.76
Total from investment operations	1.84
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.76
Total return	18.48%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$33,639
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	0.81%b
Portfolio turnover rate	3.1%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.87% for the period ended May 31, 2003.

bAnnualized.

Table 10  Financial Highlights (continued)
9/30/02* through 5/31/03
2040 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.08
Net gains or losses on securities (both realized and unrealized)	1.79
Total from investment operations	1.87
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.01)
Returns of capital	—
Total distributions	(0.08)
Net asset value,end of period	$11.79
Total return	18.78%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$11,586
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	0.84%b
Portfolio turnover rate	18.8%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.88% for the period ended May 31, 2003.

bAnnualized.

Table 10  Financial Highlights (continued)
9/30/02* through 5/31/03
Income Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.22
Net gains or losses on securities (both realized and unrealized)	0.96
Total from investment operations	1.18
Less Distributions
Dividends (from net investment income)	(0.22)
Distributions (fromcapital gains)	—
Returns of capital	—
Total distributions	(0.22)
Net asset value,end of period	$10.96
Total return	11.95%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$20,465
Ratio of expenses to average net assets	0.00%ab
Ratio of net income to average net assets	2.96%b
Portfolio turnover rate	6.2%b

*Inception date.

aThe annualized weighted average expense ratio of the underlying funds was 0.62% for the period ended May 31, 2003.

bAnnualized.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.

Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

via U.S. Postal Service

T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

via private carriers/overnight services

T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842

Purchasing Additional ShareS

$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire

Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.

Exchanging and redeeming ShareS

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions

Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

1940 Act File No. 811-21149

E416-040 2/27/04

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

The date of this Statement of Additional Information is February 27, 2004.

T. ROWE PRICE RETIREMENT FUNDS, INC. ("Retirement Funds")

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2010 Fund—Advisor Class

T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2020 Fund—Advisor Class

T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2030 Fund—Advisor Class

T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2040 Fund—Advisor Class

T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement Income Fund

T. Rowe Price Retirement Income Fund—Advisor Class

T. Rowe Price Retirement Income Fund—R Class

Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated February 27, 2004, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

Each fund`s (other than the Retirement 2005 Fund, Retirement 2010 Fund—Advisor Class, Retirement 2010 Fund—R Class, Retirement 2015 Fund, Retirement 2020 Fund—Advisor Class, Retirement 2020 Fund—R Class, Retirement 2025 Fund, Retirement 2030 Fund—Advisor Class, Retirement 2030 Fund—R Class, Retirement 2035 Fund, Retirement 2040 Fund—Advisor Class, Retirement 2040 Fund—R Class, Retirement Income Fund—Advisor Class, and Retirement Income Fund—R Class) financial statements for the fiscal period ended May 31, 2003, and the report of independent auditors are included in each fund`s annual report and incorporated by reference into this Statement of Additional Information.

If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.

TABLE OF CONTENTS

	Page		Page

Capital Stock	41	Investment Restrictions	16
Code of Ethics	37	Legal Counsel	42
Custodian	36	Management of the Fund	17
Distributor for the Fund	35	Net Asset Value per Share	37
Dividends and Distributions	37	Pricing of Securities	37
Federal Registration of Shares	42	Principal Holders of Securities	32
Independent Auditors	42	Proxy Voting — Process And Policies	42
Investment Management Services	33	Special Considerations	15
Investment Objectives and Policies	2	Tax Status	38
Investment Performance	39	Yield Information	38

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each fund`s investment objectives and policies discussed in each fund`s prospectus.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund`s operating policies are subject to change by each Board of Directors/Trustees ("Board") without shareholder approval. Each fund`s fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

Investment Company Act of 1940 ("1940 Act")

Securities and Exchange Commission ("SEC")

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Moody`s Investors Service, Inc. ("Moody`s")

Standard & Poor`s Corporation ("S&P")

Internal Revenue Code of 1986 ("Code")

T. Rowe Price International, Inc. ("T. Rowe Price International")

Income Funds

The Retirement Funds are designed to assist investors with their long-term retirement goals. To accomplish this, each Retirement Fund invests its assets in a selection of other T. Rowe Price mutual funds. A description of the investment objective, strategy, and risks of these underlying T. Rowe Price funds is set forth below.

High Yield Fund

What is the fund`s objective?

The fund seeks high current income and, secondarily, capital appreciation.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk" bonds, income-producing convertible securities, and preferred stocks. High-yield bonds are rated below investment grade (BB and lower). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund`s weighted average maturity generally is expected to be in the 6- to 10-year range. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B) of the high-yield market.

The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality, to shift assets into higher-yielding securities, or to reduce marginal-quality securities.

What are the main risks of investing in the fund?

This fund could have greater price declines than one that invests primarily in high-quality bonds. Like other bond funds, it is exposed to interest rate risk, but credit risk and other risks may often be more important.

Interest rate risk  This is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.

Credit risk  This is the potential for price losses caused by credit rating downgrades and defaults. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund`s portfolio increases when the U.S. economy slows or enters a recession.

The fund may be more vulnerable to interest rate risk if it is focusing on BB-rated bonds since better-quality junk bonds follow the investment-grade market to some extent. But if its focus is on bonds rated B and below, credit risk will probably predominate.

Liquidity risk  This is the chance that the fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial price swings.

Other risks  The entire noninvestment-grade bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market`s psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

New Income Fund

What is the fund`s objective?

The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

What is the fund`s principal investment strategy?

The fund will invest at least 80% of the fund`s total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

All debt securities purchased by the fund must be rated investment grade (AAA, AA, A, or BBB) by at least one major credit rating agency or, if unrated, must have a T. Rowe Price equivalent rating. Up to 15% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency but below investment grade by others. However, none of the fund`s remaining assets can be invested in bonds rated below investment grade by Standard & Poor`s, Moody`s, or Fitch IBCA, Inc.

The fund has considerable flexibility in seeking high yields. There are no maturity restrictions, so we can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio`s weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, we may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, we may concentrate investments in higher-rated issues.

The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality or to shift assets into higher-yielding securities or different sectors.

What are the main risks of investing in the fund?

Interest rate risk  This is the risk that an increase in interest rates will likely cause the fund`s share price to fall, resulting in a loss of principal. That`s because the bonds and notes in the fund`s portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities (whose principal and interest payments are guaranteed) can decline in price if rates rise. Generally speaking, the longer a bond`s maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.

Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.

The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.

Prepayment risk and extension risk  A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return, reduces its yield, and may even cause certain bond prices to fall below the level the fund paid for them, resulting in a capital loss. Any of these developments could result in a decrease in the fund`s income, share price, or total return.

Extension risk refers to a rise in interest rates that causes a fund`s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Short-Term Bond Fund

What is the fund`s objective?

The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

What is the fund`s principal investment strategy?

The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. We may also invest in bank obligations, collateralized mortgage obligations, foreign securities, and hybrids. Normally, the fund will invest at least 80% of its net assets in bonds. The fund`s average effective maturity will not exceed three years, and no security`s effective maturity will exceed seven years when purchased. (An issue`s effective maturity is based on its nearest call date rather than its maturity date.) The fund will only purchase securities that are rated within the four highest credit categories (AAA, AA, A, BBB) by at least one national rating agency or, if unrated, that have a T. Rowe Price equivalent rating.

Within this broad structure, investment decisions reflect the manager`s outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund`s program) that would provide higher yields and appreciation potential.

The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality or to shift assets into higher-yielding securities or different sectors.

What are the main risks of investing in the fund?

Unlike money market funds, which are managed to maintain a stable share price, the fund`s price can decline. The share price, yield, and overall return will be affected by the following:

Interest rate risk  This is the risk that an increase in interest rates will likely cause the fund`s share price to fall, resulting in a loss of principal. That`s because the bonds and notes in the fund`s portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities (whose principal and interest payments are guaranteed) can decline in price if rates rise. Generally speaking, the longer a bond`s maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.

Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

Most investment-grade (AAA to BBB) securities should have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. If the fund invests in securities that develop unexpected credit problems, the fund`s price could decline.

The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

Prepayment risk and extension risk  A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return, reduces its yield, and may even cause certain bond prices to fall below the level the fund paid for them, resulting in a capital loss. Any of these developments could result in a decrease in the fund`s income, share price, or total return.

Extension risk refers to a rise in interest rates that causes a fund`s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.

Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Summit Cash Reserves Fund

What is the fund`s objective?

The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

What is the fund`s principal investment strategy?

The fund is a money market fund managed to provide a stable share price of $1.00 that invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. All securities held by the fund will mature in 13 months or less. The fund`s average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund`s income level. Conversely, shorter maturities may be favored if rates are expected to rise.

What are the main risks of investing in the fund?

Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund`s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Equity Funds

Equity Index 500 Fund

What is the fund`s objective?

The fund seeks to match the performance of the Standard & Poor`s 500 Stock Index®. The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market`s total capitalization. (Market capitalization is the number of a company`s outstanding shares multiplied by the market price per share.)

The inclusion of a stock in the S&P 500 Index is not an endorsement by Standard & Poor`s of the stock as an investment, nor is S&P a sponsor of the fund or in any way affiliated with it.

What is the fund`s principal investment strategy?

The fund invests substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy.

Standard & Poor`s constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

T. Rowe Price continually compares the composition of the fund to that of the index. If a misweighting develops, the portfolio is rebalanced in an effort to bring it into line with the index. In addition to stocks, the fund may purchase exchange traded funds, stock index futures, or stock options in an effort to minimize any deviations in performance with its index.

While there is no guarantee, the investment manager expects the correlation between the fund and its index to be at least .95. A correlation of 1.00 means the returns of the fund and the index move in the same direction (but not necessarily by the same amount). A correlation of 0.00 means movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or satisfy redemption requests. However, the fund is not required to sell specific issues that have been removed from its index.

What are the main risks of investing in the fund?

The fund is designed to track broad segments of the U.S. stock markets—whether they are rising or falling. Markets as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Since the fund is passively managed and seeks to remain fully invested at all times, assets cannot be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform this fund.

The fund emphasizes large-cap stocks, which may at times lag shares of smaller, faster-growing companies. It may also pay a modest dividend that can help offset losses in falling markets.

Tracking error  The returns are likely to be slightly below those of the index because the fund has fees and transaction expenses while the index has none. The timing of cash flows and a fund`s size can also influence returns. For example, a fund`s failure to reach a certain asset size may limit its ability to purchase all the stocks in the index and achieve full replication.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Growth Stock Fund

What is the fund`s objective?

The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in the common stocks of a diversified group of growth companies. We mostly seek investments in companies that have the ability to pay increasing dividends through strong cash flow. We generally look for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, we believe that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Mid-Cap Growth Fund

What is the fund`s objective?

The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. We define mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies in the fund`s portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company`s market capitalization grows or falls outside this range.

As "growth" investors, we believe that when a company`s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In selecting investments, we generally favor companies that:

have proven products or services;

have a record of above-average earnings growth;

have demonstrated potential to sustain earnings growth;

operate in industries experiencing increasing demand; or

have stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of large companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Mid-Cap Value Fund

What is the fund`s objective?

The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in companies whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of the companies in the S&P MidCap 400 Index or the Russell Midcap Value Index. The market capitalization of the companies in the fund`s portfolio and these indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company`s market capitalization grows or falls outside this range. We follow a value approach in selecting investments. Our in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values.

In selecting investments, we generally favor companies with one or more of the following:

demonstrated or potential attractive operating margins or significant cash flow generation;

sound balance sheet and financial management;

experienced and capable management;

significant cash generation;

management/employee stock ownership; or

low stock price relative to earnings, cash flow, sales, assets, book value, or private market value.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

The stocks of mid-cap companies entail greater risk and are usually more volatile than those of larger companies. In addition, the fund`s value approach carries the risks that the market will not recognize a security`s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Small-Cap Stock Fund

What is the fund`s objective?

The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in stocks of small companies. A small company is defined as having a market capitalization that falls (i) within or below the range of companies in the current Russell 2000 Index or (ii) below the three-year average maximum market cap of companies in the index as of December 31 of the three preceding years. The Russell 2000 Index is a widely used benchmark for small-cap stock performance. When choosing stocks, we generally look for the following characteristics:

capable management;

attractive business niches;

pricing flexibility;

sound financial and accounting practices;

a demonstrated ability to grow revenues, earnings, and cash flow consistently; and

the potential for a catalyst (such as increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock`s price to rise.

Stock selection may reflect either a growth or value investment approach. For example, we may look for a company whose price/earnings ratio is attractive relative to the underlying earnings growth rate. A value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

Holdings will be widely diversified by industry and company; under most circumstances, the fund will invest less than 1.5% of its total assets in any single company. The market capitalization of the companies in the fund`s portfolio and the Russell 2000 Index changes over time and the fund will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 2000. The fund may, on occasion, purchase companies with a market capitalization above the range.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because this fund holds stocks with both growth and value characteristics, its share price may be negatively affected by either set of risks.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Value Fund

What is the fund`s objective?

The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

What is the fund`s principal investment strategy?

In taking a value approach to investment selection, at least 65% of total assets will normally be invested in common stocks the portfolio manager regards as undervalued. Holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies.

Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for one or more of the following:

low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company`s peers, or its own historic norm;

low stock price relative to a company`s underlying asset values;

companies that may benefit from restructuring activity; and/or a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Small- and mid-size company stocks are typically more volatile than larger ones.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

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International Equity Funds
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International Growth & Income Fund

What is the fund`s objective?

The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

What is the fund`s principal investment strategy?

We expect to invest substantially all of the fund`s assets outside the U.S. and to diversify broadly, primarily among the world`s developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of dividend-paying, large, well-established companies that have favorable prospects for capital appreciation, as determined by T. Rowe Price International. Investments in emerging markets will be modest and limited to more mature developing countries.

In selecting common stocks, we combine proprietary quantitative analysis with bottom-up research and a global, regional, and country outlook. Our investing style reflects both a growth and a value orientation, although in general we place less emphasis on above-average earnings growth and more on "value" characteristics such as above-average dividend yields or below-average price/earnings or price/book value ratios. Valuation factors often influence our allocations among large-, mid-, or small-cap shares. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund`s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Geographic risk  The economies and financial markets of certain regions—such as Latin America and Asia—can be interdependent and may all decline at the same time.

Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of the factors could cause the fund`s share price to decline.

Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

International Stock Fund

What is the fund`s objective?

The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

What is the fund`s principal investment strategy?

The fund expects to invest substantially all of the fund`s assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund`s net assets will be invested in stocks.

T. Rowe Price International, Inc. employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, we generally favor companies with one or more of the following characteristics:

leading market position;

attractive business niche;

strong franchise or monopoly;

technological leadership or proprietary advantages;

seasoned management;

earnings growth and cash flow sufficient to support growing dividends; and

healthy balance sheet with relatively low debt.

While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund`s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

As with all stock funds, the fund`s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance, even in rising markets.

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

Currency risk  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund`s holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Geographic risk  The economies and financial markets of certain regions—such as Latin America and Asia—can be interdependent and may all decline at the same time.

Emerging market risk  To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and any one of the factors could cause the fund`s share price to decline.

Other risks of foreign investing  Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

Futures/options risk  To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

Interfund Borrowing and Lending

The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Price Funds.

SPECIAL CONSIDERATIONS

Prospective investors should consider that certain underlying Price funds (the "Price funds") may engage in the following:

Foreign Currency Transactions Enter into foreign currency transactions. Since investments in foreign companies will usually involve currencies of foreign countries, and the International funds, as well as certain other Price funds, will hold funds in bank deposits in foreign custodians during the completion of investment programs, the value of the assets of the Price funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Price funds may incur costs in connection with conversions between various currencies. The Price funds will generally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Price funds will generally not enter into a forward contract with a term of greater than one year. Although foreign currency transactions will be used primarily to protect the Price funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

Lending Portfolio Securities Lend portfolio securities for the purpose of realizing additional income. The Price funds may lend securities to broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Futures Contracts and Options (types of potentially high-risk derivatives) Enter into interest rate, stock index, or currency futures contracts. Certain Price funds may enter into such contracts (or options thereon), or a combination of such contracts, (1) as a hedge against changes in prevailing levels of interest rates, price movements, or currency exchange rates in the Price funds` portfolios in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Price funds; (2) as an efficient means of adjusting the Price funds` exposure to the markets; or (3) to adjust the duration of the Price funds` portfolios. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each Price fund`s net asset value. Certain Price funds may also purchase and sell call and put options on securities, currencies, and financial and stock indices. The aggregate market value of each fund`s currencies or portfolio securities covering call or put options will not exceed 25% of a fund`s net assets. Futures contracts and options can be highly volatile and could result in reduction of a Price fund`s total return, and a Price fund`s attempt to use such investments for hedging purposes may not be successful.

FOR MORE INFORMATION ABOUT AN UNDERLYING PRICE FUND,
CALL 1-800-638-5660 (1-410-345-2308).

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the fund`s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund`s outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund`s Board without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund`s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund`s prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

Fundamental Policies

As a matter of fundamental policy, the fund may not:

Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund`s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33xb6 /xb8 % of the value of the fund`s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

Commodities Purchase or sell physical commodities, except that the fund may enter into futures contracts and options thereon;

Loans Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although each fund may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

Senior Securities Issue senior securities except in compliance with the 1940 Act;

Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program; or

Concentration Concentrate in any industry except that the fund will concentrate (invest more than 25% of its total assets) in the mutual fund industry.

NOTES

The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

With respect to investment restriction (5), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

Operating Policies

As a matter of operating policy, the fund may not:

Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

Options Invest in options, although the fund reserves the right to do so in the future;

Futures Purchase futures, although the fund reserves the right to do so in the future;

Forward Currency Contracts Purchase forward currency contracts, although the fund reserves the right to do so in the future;

Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33xb6 /xb8 % of the fund`s total assets at the time of borrowing or investment;

Short Sales Effect short sales of securities; or

Warrants Invest in warrants.

There is no limit on the amount the fund may own of the total outstanding voting securities of registered investment companies which are members of the T. Rowe Price family of funds. Each fund, in accordance with the prospectus, may invest more than 5% of its assets in any one or more of the Price funds. Each fund may invest more than 10% of its assets, collectively, in registered investment companies which are members of the T. Rowe Price family of funds.

Because of their investment objectives and policies, the funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the funds` investment programs set forth in the prospectus, each of the funds may invest more than 25% of its assets in certain of the underlying Price funds. However, each of the underlying Price funds in which each fund will invest (other than New Income, Short-Term Bond and High Yield Funds) will not concentrate more than 25% of its total assets in any one industry. The New Income and Short-Term Bond Funds will, under certain conditions, invest up to 50% of their assets in any one of the following industries: gas utility, gas transmission utility, electric utility, telephone utility, and petroleum. The Short-Term Bond and High Yield Funds will each normally concentrate 25% or more of their assets in the securities of the banking industry when their position in issues maturing in one year or less equals 35% or more of their total assets. The High Yield, New Income, and Short-Term Bond Funds have no current intention of concentrating their investments.

MANAGEMENT OF the fund

The management of each fund`s business and affairs is the responsibility of the Board. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order issued by the SEC in connection with the T. Rowe Price Spectrum Funds, Inc. which also applies to Retirement Funds). A majority of Retirement Funds` directors will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the directors and the officers of Retirement Funds and T. Rowe Price also serve in similar positions with most of the underlying Price funds. Thus, if the interests of a fund and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to that fund and the underlying Price funds. The directors of Retirement Funds believe they have structured each fund to avoid these concerns. However, conceivably, a situation could occur where proper action for Retirement Funds or the Retirement 2005, Retirement 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, and Retirement Income Funds separately, could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds, T. Rowe Price, and T. Rowe Price International will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

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The officers and directorsa of the Retirement Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each of the inside directors has been an employee of T. Rowe Price for more than five years. The inside directors of the Retirement Funds are not paid a fee for their service as directors.
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The fund is governed by a Board that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The Board also is responsible for performing various duties imposed on it by the 1940 Act and by the laws of Maryland. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund`s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held one formal meeting during the last fiscal year.

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The Joint Audit Committee was comprised of Donald W. Dick, Jr., David K. Fagin, and John G. Schreiber, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it
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meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds` operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate. The Audit Committee for the fund met twice in 2003. All members of the committee participated in the meetings.
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The fund`s Executive Committee, consisting of the fund`s interested directors, has been authorized by its respective Board to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

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(a)The term "director" is used to refer to directors or trustees, as applicable.
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Independent Directorsa
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Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Anthony W. Deering 1945 107 portfolios	2002	Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)	The Rouse Company and Mercantile Bank
Donald W. Dick, Jr. 1943 107 portfolios	2002	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm	None
David K. Fagin 1938 107 portfolios	2002	Director, Golden Star Resources Ltd., Canyon Resources Corporation (5/00 to present), and Pacific Rim Mining Corporation (2/02 to present); Chairman and President, Nye Corporation	Golden Star Resources Ltd., Canyon Resources Corporation, and Pacific Rim Mining Corporation
Karen N. Horn 1943 107 portfolios	2003	Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust	Eli Lilly and Company
F. Pierce Linaweaver 1934 107 portfolios	2002	President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers	None
John G. Schreiber 1946 107 portfolios	2002	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.	AMLI Residential Properties Trust, Host Marriott Corporation, and The Rouse Company, real estate developers

(a)All information about the directors was current as of December 31, 2002 (except for the information about Karen N. Horn, who was elected as a director on October 22, 2003).

(b)Each director serves until retirement, resignation, or election of a successor.

Inside Directorsa

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies

James A.C. Kennedy 1953 39 portfolios	2002	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.Director	None

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies

James S. Riepe 1943 107 portfolios	2002	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.Chairman of the Board
None

M. David Testa 1944 107 portfolios	2002	Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.Director and Vice President
None

(a)All information about the directors was current as of December 31, 2002.

(b)Each director serves until retirement, resignation, or election of a successor.

Officers

Name, Year of Birth, and Principal Occupations	Position(s) Held With Fund(s)

Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst	Vice President

Name, Year of Birth, and Principal Occupations	Position(s) Held With Fund(s)

Stephen W. Boesel, 1944 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President


Stephen V. Booth, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Certified Public Accountant	Vice President


Joseph A. Carrier, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.	Treasurer

Jerome A. Clark, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Chartered Financial Analyst	Vice President

Roger L. Fiery III, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.; Certified Public Accountant	Vice President

Gregory S. Golczewski, 1966 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President


Henry H. Hopkins, 1942
Director and Vice President, T. Rowe Price Group, Inc.,
T. Rowe Price Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.
Vice President

Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary

Gregory A. McCrickard, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chartered Financial Analyst	Vice President


Name, Year of Birth, and Principal Occupations	Position(s) Held With Fund(s)

George A. Murnaghan, 1956 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Vice President

Edmund M. Notzon III, 1945 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Ph.D.; Chartered Financial Analyst	President

Larry J. Puglia, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Certified Public Accountant; Chartered Financial Analyst	Vice President

William T. Reynolds, 1948 Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited	Vice President

Brian C. Rogers, 1955
Director, Chief Investment Officer, and Vice President,
T. Rowe Price Group, Inc.; Chief Investment Officer and Vice
President, T. Rowe Price; Vice President, T. Rowe Price Trust
Company; Chartered Financial Analyst; Chartered Investment
Counselor
Vice President

Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President

David J.L. Warren, 1957
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.;
Chief Executive Officer, Director, and President, T. Rowe
Price International, Inc.; Director, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global Investment
Services Limited
Vice President

Richard T. Whitney, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.; Chartered Financial Analyst	Vice President


Name, Year of Birth, and Principal Occupations	Position(s) Held With Fund(s)

Edward A. Wiese, 1959
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company; Chief Investment Officer,
Director, and Vice President, T. Rowe Price Savings Bank;
Chartered Financial Analyst
Vice President

Director Compensation Table

The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.

Name of Person	Aggregate Compensation From Fund(a)	Total Compensation From Fund and Fund Complex Paid to Directors(b)
Retirement 2005 Fund(c)
Anthony W. Deering	$156	$110,000
Donald W. Dick, Jr.	156	110,000
David K. Fagin	156	112,000
Karen N. Horn	156	110,000
F. Pierce Linaweaver	156	111,000
John G. Schreiber	156	112,000
Retirement 2010 Fund
Anthony W. Deering	$396	$110,000
Donald W. Dick, Jr.	396	110,000
David K. Fagin	407	112,000
F. Pierce Linaweaver	412	113,000
John G. Schreiber	407	112,000
Retirement 2015 Fund(c)
Anthony W. Deering	$156	$110,000
Donald W. Dick, Jr.	156	110,000
David K. Fagin	156	112,000
Karen N. Horn	156	110,000
F. Pierce Linaweaver	156	111,000
John G. Schreiber	156	112,000
Retirement 2020 Fund
Anthony W. Deering	$397	$110,000
Donald W. Dick, Jr.	397	110,000
David K. Fagin	407	112,000
F. Pierce Linaweaver	412	113,000
John G. Schreiber	407	112,000
Retirement 2025 Fund(c)
Anthony W. Deering	$156	$110,000
Donald W. Dick, Jr.	156	110,000
David K. Fagin	156	112,000
Karen N. Horn	156	110,000
F. Pierce Linaweaver	156	111,000
John G. Schreiber	156	112,000
Retirement 2030 Fund
Anthony W. Deering	$395	$110,000
Donald W. Dick, Jr.	395	110,000
David K. Fagin	406	112,000
F. Pierce Linaweaver	410	113,000
John G. Schreiber	406	112,000
Retirement 2035 Fund(c)
Anthony W. Deering	$156	$110,000
Donald W. Dick, Jr.	156	110,000
David K. Fagin	156	112,000
Karen N. Horn	156	110,000
F. Pierce Linaweaver	156	111,000
John G. Schreiber	156	112,000
Retirement 2040 Fund
Anthony W. Deering	$394	$110,000
Donald W. Dick, Jr.	394	110,000
David K. Fagin	404	112,000
F. Pierce Linaweaver	411	113,000
John G. Schreiber	404	112,000
Retirement Income Fund
Anthony W. Deering	$395	$110,000
Donald W. Dick, Jr.	395	110,000
David K. Fagin	406	112,000
F. Pierce Linaweaver	411	113,000
John G. Schreiber	406	112,000

(a)Amounts in this column are based on accrued compensation for fiscal year 2003.

(b)Amounts in this column are based on compensation for fiscal year 2003. The T. Rowe Price complex included 107 funds as of December 31, 2003.

(c)Expenses estimated for the period February 27, 2004, to May 31, 2004.

Directors` Holdings in the T. Rowe Price Funds

The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2002.

	Deering	Dick	Fagin	Linaweaver	Schreiber
Aggregate Holdings, All Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Balanced Fund	None	None	None	over $100,000	None
Blue Chip Growth Fund	None	$10,001-$50,000	$50,001-$100,000	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None
Capital Appreciation Fund	None	over $100,000	None	None	None
Capital Opportunity Fund	None	None	None	None	None
Corporate Income Fund	None	None	None	None	None
Developing Technologies Fund	None	None	None	None	None
Diversified Small-Cap Growth Fund	None	None	None	None	None
Dividend Growth Fund	None	None	$10,001-$50,000	None	None
Emerging Europe & Mediterranean Fund	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None
Emerging Markets Stock Fund	None	None	None	None	None
Equity Income Fund	None	$50,001-$100,000	$10,001-$50,000	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None
Equity Income Fund— R Class	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None
European Stock Fund	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	None	None
Extended Equity Market Index Fund	None	None	None	None	None
Financial Services Fund	None	$10,001-$50,000	None	None	None
Florida Intermediate Tax-Free Fund	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None
Global Stock Fund	None	None	None	None	None
Global Technology Fund	None	None	None	None	None
GNMA Fund	None	None	None	None	over $100,000
Government Reserve Investment Fund	None	None	None	None	None
Growth & Income Fund	None	$1-$10,000	None	None	over $100,000
Growth Stock Fund	None	$10,001-$50,000	None	$10,001-$50,000	None
Growth Stock Fund—Advisor Class	None	None	None	None	None
Growth Stock Fund— R Class	None	None	None	None	None
Health Sciences Fund	None	$10,001-$50,000	None	None	None
Health Sciences Portfolio	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None
High Yield Fund	None	$10,001-$50,000	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None
Institutional Foreign Equity Fund	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None
Institutional Large-Cap Growth Fund	None	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None
International Bond Fund	None	$10,001-$50,000	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None
International Discovery Fund	$10,001-$50,000	$10,001-$50,000	None	over $100,000	None
International Equity Index Fund	None	None	None	None	None
International Growth & Income Fund	None	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None
International Stock Fund	over $100,000	None	over $100,000	None	None
International Stock Fund—Advisor Class	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None
Japan Fund	None	None	None	None	None
Latin America Fund	None	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None
Media & Telecommunications Fund	$10,001-$50,000	None	None	None	None
Mid-Cap Growth Fund	None	$10,001-$50,000	over $100,000	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None
Mid-Cap Growth Fund— R Class	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None
Mid-Cap Value Fund— R Class	None	None	None	None	None
New America Growth Fund	None	None	None	over $100,000	None
New America Growth Portfolio	None	None	None	None	None
New Asia Fund	None	None	$10,001-$50,000	None	None
New Era Fund	None	None	None	None	None
New Horizons Fund	over $100,000	$10,001-$50,000	$1-$10,000	over $100,000	None
New Income Fund	None	$50,001-$100,000	None	None	over $100,000
New Income Fund—Advisor Class	None	None	None	None	None
New Income Fund— R Class	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None
Personal Strategy Growth Fund	None	None	None	None	None
Personal Strategy Income Fund	None	None	None	None	None
Prime Reserve Fund	None	over $100,000	None	$10,001-$50,000	$10,001-$50,000
Prime Reserve Portfolio	None	None	None	None	None
Real Estate Fund	None	None	None	None	None
Reserve Investment Fund	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None
Retirement 2020 Fund	None	None	None	None	None
Retirement 2030 Fund	None	None	None	None	None
Retirement 2040 Fund	None	None	None	None	None
Retirement Income Fund	None	None	None	None	None
Science & Technology Fund	None	None	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None
Short-Term Bond Fund	None	None	$50,001-$100,000	None	over $100,000
Small-Cap Stock Fund	None	$10,001-$50,000	over $100,000	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None
Small-Cap Value Fund	None	$10,001-$50,000	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None
Spectrum Growth Fund	None	None	None	None	None
Spectrum Income Fund	None	None	None	None	None
Spectrum International Fund	None	None	None	None	None
Summit Cash Reserves Fund	None	over $100,000	over $100,000	None	over $100,000
Summit GNMA Fund	None	None	None	None	None
Summit Municipal Income Fund	None	None	None	None	over $100,000
Summit Municipal Intermediate Fund	None	None	None	None	over $100,000
Summit Municipal Money Market Fund	None	None	None	None	over $100,000
Tax-Efficient Balanced Fund	None	None	$50,001-$100,000	None	None
Tax-Efficient Growth Fund	None	None	$10,001-$50,000	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	over $100,000
Tax-Free High Yield Fund	None	None	None	None	over $100,000
Tax-Free Income Fund	None	None	None	None	over $100,000
Tax-Free Income Fund—Advisor Class	None	None	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	over $100,000
Total Equity Market Index Fund	None	None	None	None	None
U.S. Bond Index Fund	None	None	None	None	None
U.S. Treasury Intermediate Fund	None	over $100,000	None	None	over $100,000
U.S. Treasury Long-Term Fund	None	None	None	None	over $100,000
U.S. Treasury Money Fund	None	None	None	None	over $100,000
Value Fund	None	$10,001-$50,000	$50,001-$100,000	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None	None

	Kennedy	Riepe	Testa
Aggregate Holdings, All Funds	over $100,000	over $100,000	over $100,000
Balanced Fund	None	over $100,000	None
Blue Chip Growth Fund	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None
Blue Chip Growth Fund—R Class	None	None	None
Blue Chip Growth Portfolio	None	None	None
Blue Chip Growth Portfolio—II	None	None	None
California Tax-Free Bond Fund	None	None	None
California Tax-Free Money Fund	None	None	None
Capital Appreciation Fund	over $100,000	over $100,000	None
Capital Opportunity Fund	$10,001-$50,000	None	None
Corporate Income Fund	None	None	None
Developing Technologies Fund	None	None	None
Diversified Small-Cap Growth Fund	None	None	None
Dividend Growth Fund	$50,001-$100,000	None	None
Emerging Europe & Mediterranean Fund	None	None	None
Emerging Markets Bond Fund	None	None	None
Emerging Markets Stock Fund	$50,001-$100,000	$10,001-$50,000	over $100,000
Equity Income Fund	$10,001-$50,000	over $100,000	None
Equity Income Fund—Advisor Class	None	None	None
Equity Income Fund—R Class	None	None	None
Equity Income Portfolio	None	None	None
Equity Income Portfolio—II	None	None	None
Equity Index 500 Fund	None	None	None
Equity Index 500 Portfolio	None	None	None
European Stock Fund	None	None	None
Extended Equity Market Index Fund	None	None	None
Financial Services Fund	$50,001-$100,000	None	None
Florida Intermediate Tax-Free Fund	None	None	None
Georgia Tax-Free Bond Fund	None	None	None
Global Stock Fund	None	None	None
Global Technology Fund	None	None	None
GNMA Fund	None	None	None
Government Reserve Investment Fund	None	None	None
Growth & Income Fund	None	over $100,000	None
Growth Stock Fund	$50,001-$100,000	None	None
Growth Stock Fund—Advisor Class	None	None	None
Growth Stock Fund—R Class	None	None	None
Health Sciences Fund	over $100,000	None	over $100,000
Health Sciences Portfolio	None	None	None
Health Sciences Portfolio—II	None	None	None
High Yield Fund	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None
Inflation Protected Bond Fund	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None
Institutional Foreign Equity Fund	None	None	None
Institutional High Yield Fund	None	None	over $100,000
Institutional Large-Cap Growth Fund	None	None	None
Institutional Large-Cap Value Fund	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None
Institutional Small-Cap Stock Fund	None	None	None
International Bond Fund	None	None	None
International Bond Fund—Advisor Class	None	None	None
International Discovery Fund	None	$1-$10,000	$10,001-$50,000
International Equity Index Fund	None	None	None
International Growth & Income Fund	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None
International Growth & Income Fund— R Class	None	None	None
International Stock Fund	over $100,000	over $100,000	over $100,000
International Stock Fund—Advisor Class	None	None	None
International Stock Fund—R Class	None	None	None
International Stock Portfolio	None	None	None
Japan Fund	None	over $100,000	None
Latin America Fund	$50,001-$100,000	None	None
Limited-Term Bond Portfolio	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None
Maryland Tax-Free Bond Fund	None	None	None
Maryland Tax-Free Money Fund	None	None	None
Media & Telecommunications Fund	over $100,000	None	None
Mid-Cap Growth Fund	over $100,000	None	over $100,000
Mid-Cap Growth Fund—Advisor Class	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None
Mid-Cap Growth Portfolio	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None
Mid-Cap Value Fund	over $100,000	None	over $100,000
Mid-Cap Value Fund—Advisor Class	None	None	None
Mid-Cap Value Fund—R Class	None	None	None
New America Growth Fund	$50,001-$100,000	None	None
New America Growth Portfolio	None	None	None
New Asia Fund	over $100,000	$1-$10,000	None
New Era Fund	over $100,000	None	None
New Horizons Fund	None	None	over $100,000
New Income Fund	None	None	None
New Income Fund—Advisor Class	None	None	None
New Income Fund—R Class	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None
New York Tax-Free Bond Fund	None	None	None
New York Tax-Free Money Fund	None	None	None
Personal Strategy Balanced Fund	None	None	None
Personal Strategy Balanced Portfolio	None	None	None
Personal Strategy Growth Fund	None	None	None
Personal Strategy Income Fund	None	None	None
Prime Reserve Fund	over $100,000	$50,001-$100,000	$1-$10,000
Prime Reserve Portfolio	None	None	None
Real Estate Fund	None	None	$10,001-$50,000
Reserve Investment Fund	None	None	None
Retirement 2010 Fund	None	None	None
Retirement 2020 Fund	None	None	None
Retirement 2030 Fund	None	None	None
Retirement 2040 Fund	None	None	None
Retirement Income Fund	None	None	None
Science & Technology Fund	None	over $100,000	None
Science & Technology Fund—Advisor Class	None	None	None
Short-Term Bond Fund	None	over $100,000	None
Small-Cap Stock Fund	over $100,000	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None
Small-Cap Value Fund	None	over $100,000	over $100,000
Small-Cap Value Fund—Advisor Class	None	None	None
Spectrum Growth Fund	None	None	None
Spectrum Income Fund	None	None	None
Spectrum International Fund	None	None	None
Summit Cash Reserves Fund	over $100,000	over $100,000	over $100,000
Summit GNMA Fund	None	None	None
Summit Municipal Income Fund	None	None	None
Summit Municipal Intermediate Fund	None	None	over $100,000
Summit Municipal Money Market Fund	over $100,000	over $100,000	None
Tax-Efficient Balanced Fund	None	None	None
Tax-Efficient Growth Fund	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None
Tax-Exempt Money Fund	over $100,000	None	None
Tax-Free High Yield Fund	None	None	None
Tax-Free Income Fund	None	None	$10,001-$50,000
Tax-Free Income Fund—Advisor Class	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None
Tax-Free Short-Intermediate Fund	None	over $100,000	None
Total Equity Market Index Fund	None	over $100,000	None
U.S. Bond Index Fund	None	None	None
U.S. Treasury Intermediate Fund	None	None	None
U.S. Treasury Long-Term Fund	None	None	None
U.S. Treasury Money Fund	None	None	None
Value Fund	over $100,000	over $100,000	over $100,000
Value Fund—Advisor Class	None	None	None
Virginia Tax-Free Bond Fund	None	None	None

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2004, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of any fund.

As of January 31, 2004, the following shareholders of record owned more than 5% of the outstanding shares of the fund:
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2010 Fund: T. Rowe Price Retirement Plan Services, Inc. (49.34%)a, Omnibus Account, Retirement 2010, #140, P.O. Box 17215, Baltimore, Maryland 21297-1215; Mac & Co., (8.34%), A/C KSPF3010002, Mutual Funds Operations, P.O. Box 3198, 525 William Penn Place, Pittsburgh, Pennsylvania 15219-1707.
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2020 Fund: T. Rowe Price Retirement Plan Services, Inc. (50.48%)a, Omnibus Account, Retirement 2020, #141, P.O. Box 17215, Baltimore, Maryland 21297-1215; Mac & Co., (7.06%), A/C KSPF3020002, Mutual Funds Operations, P.O. Box 3198, 525 William Penn Place, Pittsburgh, Pennsylvania 15219-1707.
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2030 Fund: T. Rowe Price Retirement Plan Services, Inc. (53.08%)a, Omnibus Account, Retirement 2030, #142, P.O. Box 17215, Baltimore, Maryland 21297-1215; Mac & Co., (5.65%), A/C KSPF3030002, Mutual Funds Operations, P.O. Box 3198, 525 William Penn Place, Pittsburgh, Pennsylvania 15219-1707.
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2040 Fund: T. Rowe Price Retirement Plan Services, Inc. (55.56%)a, Omnibus Account, Retirement 2040, #143, P.O. Box 17215, Baltimore, Maryland 21297-1215; Mac & Co., (6.82%), A/C KSPF3040002, Mutual Funds Operations, P.O. Box 3198, 525 William Penn Place, Pittsburgh, Pennsylvania 15219-1707.
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Income Fund: T. Rowe Price Retirement Plan Services, Inc. (25.81%)a, Omnibus Account, Retirement Income, #145, P.O. Box 17215, Baltimore, Maryland 21297-1215; Mac & Co., (8.27%), A/C KSPF3010002, Mutual Funds Operations, P.O. Box 3198, 525 William Penn Place, Pittsburgh, Pennsylvania 15219-1707.
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aT. Rowe Price Retirement Plan Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services and are voted by various retirement plans and retirement participants.

INVESTMENT MANAGEMENT SERVICES

The business of Retirement Funds will be conducted by its officers, directors, and investment manager.

Apart from the 12b-1 fees to which each Advisor and R Class is subject, each fund will operate at a zero expense ratio. To accomplish this, the payment of each fund`s operational expenses (other than the 12b-1 fees) is subject to a Special Servicing Agreement described below as well as certain undertakings made by T. Rowe Price, under its Investment Management Agreement with the fund. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses.

Special Servicing Agreements The Special Servicing Agreement is between and among the Retirement Fund on behalf of Retirement 2005, Retirement 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, and Retirement Income Funds, the underlying funds, T. Rowe Price, and T. Rowe Price Services, Inc.

The Special Servicing Agreement provides that, if the Board of Directors of any underlying Price fund determines that such underlying fund`s share of the aggregate expenses of each fund is less than the estimated savings to the underlying Price fund from the operation of each fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by the funds, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Retirement Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by Retirement Funds.

The Special Servicing Agreement also gives authority to Retirement Funds to utilize the Price name so long as (1) the Special Servicing Agreement is in effect, and (2) the assets of the funds are invested pursuant to each fund`s objectives and policies in shares of the various underlying Price funds (except for such cash or cash items as the directors may determine to maintain from time to time to meet current expenses and redemptions). The Special Servicing Agreements provide that the funds will utilize assets deposited with the custodian of each fund from the sale of each fund`s shares to promptly purchase shares of the specified underlying Price funds, and will undertake redemption or exchange of such shares of the underlying Price funds in the manner provided by the objectives and policies of each fund.

Under the Investment Management Agreements with the funds, and the Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of the funds (other than 12b-1 fees) which exceed the estimated savings to each of the underlying Price funds. Of course, shareholders of the funds will still indirectly bear their fair and proportionate share of the cost of operating the underlying Price funds in which the funds invest because the funds, as shareholders of the underlying Price funds, will bear their proportionate share of any fees and expenses paid by the underlying Price funds. The funds, as shareholders of the selected underlying Price funds, will benefit only from cost-sharing reductions in proportion to their interest in such underlying Price funds.

Services

Under the Investment Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund`s investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, it should be understood that the fund will invest its assets almost exclusively in the shares of the underlying Price funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund`s corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund`s custodian and transfer agent; assisting the fund in the coordination of such agent`s activities; and permitting T. Rowe Price`s employees to serve as officers, directors, and committee members of the fund without cost to the fund.

T. Rowe Price has agreed not to be paid a management fee for performing their services. However, T. Rowe Price and T. Rowe Price International will receive management fees from managing the underlying Price funds in which Retirement Fund invests.

Each fund`s Investment Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Approval of Investment Management Agreements

The Investment Management Agreements of the funds are reviewed each year by the Boards to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board, including a majority of the independent directors. Each fund Board consists of a majority of independent directors.

In approving the continuation of the Investment Management Agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the Investment Management Agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund`s operation.

The Board considered the fact that the fund pays no fees to T. Rowe Price for investment management services. Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by T. Rowe Price to the fund. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

Portfolio Turnover

The portfolio turnover rates for each fund for the last three fiscal periods were as follows:
Fund	2003*	2002	2001
Retirement 2005	(a)	(a)	(a)
Retirement 2010	12.8%	(a)	(a)
Retirement 2015	(a)	(a)	(a)
Retirement 2020	4.10	(a)	(a)
Retirement 2025	(a)	(a)	(a)
Retirement 2030	3.1	(a)	(a)
Retirement 2035	(a)	(a)	(a)
Retirement 2040	18.8	(a)	(a)
Retirement Income	6.2	(a)	(a)

*Annualized.

(a)Prior to commencement of operations.

Control of Investment Adviser

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

DISTRIBUTOR FOR THE FUND

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Investment Services is located at the same address as the fund and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the fund, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the fund will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services` expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, Retirement Income Advisor and R Classes

Distribution and Shareholder Services Plan

The fund directors adopted a plan pursuant to Rule 12b-1 with respect to each Advisor Class and each R Class (collectively "Class"). Each Plan provides that the Class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under the plan will be made (either directly, or indirectly through Investment Services) to brokers, dealers, banks, insurance companies, and intermediaries other than Investment Services. Under the plan, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class`s average daily net assets and each R Class pays a fee at the annual rate of up to 0.50% of that class`s average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary. However, a lesser amount may be paid based on the level of services provided. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the fund considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class`s shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the fund`s independent directors ("Rule 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the Class.

All funds

CUSTODIAN

State Street Bank and Trust Company, under an agreement with Retirement Funds, on behalf of the Retirement 2005, Retirement 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, and Retirement Income Funds, is the custodian for the funds` U.S. securities and cash, but it does not participate in the funds` investment decisions. The Bank maintains shares of the Retirement Funds in the book entry system of the funds` transfer agent, T. Rowe Price Services, Inc. The domestic underlying funds` portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110.

CODE OF ETHICS

The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days. Access Persons will not be permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

PRICING OF SECURITIES

The underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation. Assets for which the valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the fund`s shares is equal to the fund`s net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year`s Day, Dr. Martin Luther King, Jr. Holiday, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings,

(b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund`s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change.

TAX STATUS

The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

A portion of the dividends paid by each of the Retirement Funds may be eligible for the dividends-received deduction applicable to corporate shareholders. Long-term capital gain distributions paid from the fund are never eligible for the dividend-received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end), to avoid a federal income tax.

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Distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable ordinary income or capital gains. In addition, the Retirement Funds will generally not be able to currently offset gains realized by one underlying fund in which the Retirement Fund invests against losses realized by another underlying fund. These factors could affect the amount, timing, and character of distributions to shareholders.
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At the time of your purchase, the fund`s net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the fund`s distributions, to the extent made out of the fund`s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the 70% deduction for dividends received by corporations.

Taxation of Foreign Shareholders

The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

YIELD INFORMATION

Retirement Income Fund

An income factor is calculated for each security in the portfolio based upon the security`s market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield, which is then annualized. If applicable, a taxable-equivalent yield is calculated by dividing this yield by one minus the effective federal, state, and/or city or local income tax rates. Quoted yield factors are for comparison purposes only and are not intended to indicate future performance or forecast the dividend per share of the fund.

The yield of the fund calculated under the above-described method for the month ended May 31, 2003 was 2.61%.

INVESTMENT PERFORMANCE

Total Return Performance

The fund`s calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

Cumulative Performance Percentage Change Periods Ended 5/31/03
Fund	1 Yr.	5 Yrs.	10 Yrs.	Since Inception	Inception Date
Retirement 2005	—	—	—	—	02/27/04
Retirement 2010	—	—	—	15.46%	09/30/02
Retirement 2010 Fund—Advisor Class	—	—	—	—	10/31/03
Retirement 2010 Fund—R Class	—	—	—	—	10/31/03
Retirement 2015	—	—	—	—	02/27/04
Retirement 2020	—	—	—	17.77	09/30/02
Retirement 2020 Fund—Advisor Class	—	—	—	—	10/31/03
Retirement 2020 Fund—R Class	—	—	—	—	10/31/03
Retirement 2025	—	—	—	—	02/27/04
Retirement 2030	—	—	—	18.48	09/30/02
Retirement 2030 Fund—Advisor Class	—	—	—	—	10/31/03
Retirement 2030 Fund—R Class	—	—	—	—	10/31/03
Retirement 2035	—	—	—	—	02/27/04
Retirement 2040	—	—	—	18.78	09/30/02
Retirement 2040 Fund—Advisor Class	—	—	—	—	10/31/03
Retirement 2040 Fund—R Class	—	—	—	—	10/31/03
Retirement Income	—	—	—	11.95	09/30/02
Retirement Income Fund—Advisor Class	—	—	—	—	10/31/03
Retirement Income Fund—R Class	—	—	—	—	10/31/03

Average Annual Compound Rates of Return Periods Ended 5/31/03
Fund	1 Yr.	5 Yrs.	10 Yrs.	Since Inception	Inception Date
Retirement 2005	—	—	—	—	02/27/04
Retirement 2010	—	—	—	(a)	09/30/02
Retirement 2010 Fund—Advisor Class	—	—	—	—	10/31/03
Retirement 2010 Fund—R Class	—	—	—	—	10/31/03
Retirement 2015	—	—	—	—	02/27/04
Retirement 2020	—	—	—	(a)	09/30/02
Retirement 2020 Fund—Advisor Class	—	—	—	—	10/31/03
Retirement 2020 Fund—R Class	—	—	—	—	10/31/03
Retirement 2025	—	—	—	—	02/27/04
Retirement 2030	—	—	—	(a)	09/30/02
Retirement 2030 Fund—Advisor Class	—	—	—	—	10/31/03
Retirement 2030 Fund—R Class	—	—	—	—	10/31/03
Retirement 2035	—	—	—	—	02/27/04
Retirement 2040	—	—	—	(a)	09/30/02
Retirement 2040 Fund—Advisor Class	—	—	—	—	10/31/03
Retirement 2040 Fund—R Class	—	—	—	—	10/31/03
Retirement Income	—	—	—	(a)	09/30/02
Retirement Income Fund—Advisor Class	—	—	—	—	10/31/03
Retirement Income Fund—R Class	—	—	—	—	10/31/03

(a)No figure is provided because the fund`s performance is for a period of less than one year.

Outside Sources of Information

From time to time, in reports and promotional literature: (1) the fund`s total return performance, ranking, or any other measure of the fund`s performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications, (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund`s performance; (4) the effect of tax-deferred compounding on the fund`s investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax-advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund`s historical performance or current or potential value with respect to the particular industry or sector; and (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund.

Other Publications

From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund`s portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund`s portfolio.

Other Features and Benefits

The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.

Redemptions in Kind

The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Issuance of Fund Shares for Securities

Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

CAPITAL STOCK

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The Articles of Incorporation of Retirement Funds currently establish nine series (i.e., the Retirement 2005, Retirement 2010, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, and Retirement Income Funds), each of which represents a separate pool of assets of the Corporation`s shares and has different investment policies. The Articles of Incorporation also provide that the Board may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund.
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The fund`s Charter authorizes the Board to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

Except to the extent that the fund`s Board might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that, as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.

PROXY VOTING — PROCESS AND POLICIES

The funds own shares in underlying T. Rowe Price funds. If an underlying T. Rowe Price fund has a shareholder meeting, the Spectrum and Retirement Funds normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. This is known as "echo voting" and is designed to avoid any potential for a conflict of interest.

federal registration of shares

The fund`s shares are registered for sale under the 1933 Act. Registration of the fund`s shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.

legal counsel

Shearman & Sterling LLP, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent auditors to the fund.

The financial statements of the funds listed below for the periods ended May 31, 2003, and the report of independent auditors are included in the fund`s annual report for the fiscal periods ended May 31, 2003. A copy of the annual report accompanies this Statement of Additional Information. The following financial statements and the report of independent auditors appearing in the annual report for the fiscal periods ended May 31, 2003, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the reports):

ANNUAL REPORT REFERENCES:
	Retirement 2010	Retirement 2020	Retirement 2030
Financial Highlights, September 30, 2002 (commencement of operations) through May 31, 2003	5	5	5
Statement of Net Assets, May 31, 2003	6	6	6
Statement of Operations, September 30, 2002 (commencement of operations) through May 31, 2003	7	7	7
Statement of Changes in Net Assets, September 30, 2002 (commencement of operations) through May 31, 2003	8	8	8
Notes to Financial Statements, May 31, 2003	9-11	9-11	9-11
Report of Independent Auditors	12	12	12

	Retirement 2040	Retirement INCOME
Financial Highlights, September 30, 2002 (commencement of operations) through May 31, 2003	5	5
Statement of Net Assets, May 31, 2003	6	6
Statement of Operations, September 30, 2002 (commencement of operations) through May 31, 2003	7	7
Statement of Changes in Net Assets, September 30, 2002 (commencement of operations) through May 31, 2003	8	8
Notes to Financial Statements, May 31, 2003	9-11	9-11
Report of Independent Auditors	12	12

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)(1)Articles of Incorporation of Registrant, dated July 12, 2002 (electronically filed with initial Registration Statement dated July 15, 2002)

1

(a)(2)Articles of Amendment and Restatement dated September 26, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(a)(3)Articles of Supplementary, dated October 23, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

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(a)(4)Articles of Supplementary, dated February 4, 2004
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(b)By-Laws of Registrant, as amended February 5, 2003 (electronically filed with Amendment No. 3 dated September 26, 2003)

(c)Inapplicable

(d)(1)Investment Management Agreement between T. Rowe Price Retirement 2010 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(2)Investment Management Agreement between T. Rowe Price Retirement 2020 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(3)Investment Management Agreement between T. Rowe Price Retirement 2030 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(4)Investment Management Agreement between T. Rowe Price Retirement 2040 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(d)(5)Investment Management Agreement between T. Rowe Price Retirement Income Fund and T. Rowe Price Associates, Inc., dated September 4, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

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(d)(6)Investment Management Agreement between T. Rowe Price Retirement 2005 Fund and T. Rowe Price Associates, Inc., dated February 4, 2004
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(d)(7)Investment Management Agreement between T. Rowe Price Retirement 2015 Fund and T. Rowe Price Associates, Inc., dated February 4, 2004
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(d)(8)Investment Management Agreement between T. Rowe Price Retirement 2025 Fund and T. Rowe Price Associates, Inc., dated February 4, 2004
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(d)(9)Investment Management Agreement between T. Rowe Price Retirement 2035 Fund and T. Rowe Price Associates, Inc., dated February 4, 2004
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(e)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(f)Inapplicable

(g)Custody Agreements

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(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, and February 4, 2004
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(h)(4)Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price Services, and T. Rowe Price Associates, Inc. and the Registrant, dated September 4, 2002, as amended October 22, 2003 and February 4, 2004
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(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Accountants

(j)(2)Inapplicable

(j)(3)Power of Attorney

(k)Inapplicable

(l)Inapplicable

(m)(1)Rule 12b-1 Plan for the T. Rowe Price Retirement 2010 Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(2)Rule 12b-1 Plan for the T. Rowe Price Retirement 2010 Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(3)Rule 12b-1 Plan for the T. Rowe Price Retirement 2020 Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(4)Rule 12b-1 Plan for the T. Rowe Price Retirement 2020 Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(5)Rule 12b-1 Plan for the T. Rowe Price Retirement 2030 Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(6)Rule 12b-1 Plan for the T. Rowe Price Retirement 2030 Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(7)Rule 12b-1 Plan for the T. Rowe Price Retirement 2040 Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(8)Rule 12b-1 Plan for the T. Rowe Price Retirement 2040 Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(9)Rule 12b-1 Plan for the T. Rowe Price Retirement Income Fund—Advisor Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(10)Rule 12b-1 Plan for the T. Rowe Price Retirement Income Fund—R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(m)(11)Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc.

(n)(1)Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(2)Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(3)Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(4)Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(n)(5)Rule 18f-3 Plan for the T. Rowe Price Retirement Income Fund—Advisor Class and R Class dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(p)Code of Ethics, dated April 1, 2002

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

Section 10.01.Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

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T. Rowe Price Associates, Inc. ("Price Associates"), a wholly owned subsidiary of Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.
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T. Rowe Price Savings Bank ("Savings Bank"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.
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T. Rowe Price International, Inc. ("T. Rowe Price International"), a wholly owned subsidiary of T. Rowe Price Finance, Inc., was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.
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T. Rowe Price Global Investment Services Limited ("Global Investment Services") an English corporation, was incorporated in 2000 and a wholly owned subsidiary of Group. Global Investment Services provides investment management, sales, and client servicing to non-U.S. institutional and retail investors. Global
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Investment Services is an SEC registered investment adviser under the Investment Advisers Act of 1940 and is also registered with the U.K. Financial Services Authority.
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T. Rowe Price Global Asset Management Limited ("Global Asset Management"), an English corporation, was incorporated in 1999, and is a wholly owned subsidiary of Group. Global Asset Management is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management is also registered with the U.K. Financial Services Authority and provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements.
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T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which Price Associates and T. Rowe Price International sponsor and serve as investment adviser (the "Price Funds"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.
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TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

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T. Rowe Price Associates Foundation, Inc. (the "Foundation") was incorporated in 1981 (and is not a subsidiary of Price Associates). The Foundation`s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions and volunteer service T. Rowe Price employees give to qualifying organizations of their choice are matched according to established guidelines.
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T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent,
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dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.
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T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.
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T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Marylandchartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non qualified employee benefit plans, individual retirement accounts, and common trust funds.
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T. Rowe Price Investment Technologies, Inc. ("Investment Technologies"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1996. Investment Technologies owns the technology rights, hardware, and software of Price Associates and affiliated companies and provides technology services to them.
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TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a UK-based corporate finance advisory firm.
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T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership organized in 1995 which invests in private financings of emerging growth companies.
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T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management") was incorporated in Maryland in 1988 as a wholly owned subsidiary of Price Associates. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed-income securities.
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T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as
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General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.
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T. Rowe Price (Canada), Inc. ("TRP Canada"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988. TRP Canada is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission, as a non-Canadian Adviser, Investment Counsel, and Portfolio Manager to provide advisory services to individual and institutional clients residing in Canada.
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T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.
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Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.
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TRP Suburban, Inc. ("TRP Suburban"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.
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TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.
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TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.
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TRP Finance, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets.
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T. Rowe Price Advisory Services, Inc., ("Advisory Services"), a wholly owned subsidiary of Group, was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.
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Listed below are the directors and executive officers of Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:
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Directors of T. Rowe Price Group, Inc.

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D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett`s address is
13-14 Stanley Crescent, London W11 2NA, England.
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DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb`s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

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RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is an honorary senior partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.
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Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer is dean of the Johns Hopkins Bloomberg School of Public Health and professor of ophthalmology, epidemiology, and international health; Director of the Academy for Educational Development and of Becton Dickinson, a medical technology company; Chairman of the Expert Group on Health of the World Economic Forum's Global Governance Initiative and of the International Vitamin A Consultative Group Steering Committee; and senior medical advisor for Helen Keller International. Dr. Sommer's address is 615 N. Wolfe Street, Room 1041, Baltimore, Maryland 21205.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

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All of the following directors of Group are employees of Price Associates:
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EDWARD C. BERNARD, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Advisory Services,

Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.

JAMES T. BRADY, Director of T. Rowe Price Group, Inc.

HENRY H. HOPKINS, Director and Vice President of T. Rowe Price Group, Inc., T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Director of T. Rowe Price Insurance Agency, Inc.; Vice President of T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Strategic Partners Associates, Inc., and T. Rowe Price Recovery Fund II Associates, L.L.C.

JAMES A.C. KENNEDY, Director and Vice President of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Threshold Fund Associates, Inc.; Director and President of T. Rowe Price Strategic Partners Associates, Inc.

JOHN H. LAPORTE, JR., Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.

WILLIAM T. REYNOLDS, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc. and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates, L.L.C.

JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Stable Asset Management, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Insurance Agency, Inc., TRPH Corporation, and T. Rowe Price Advisory Services, Inc.; and Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

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GEORGE A. ROCHE, Chief Financial Officer (acting), Chairman of the Board, Director, and President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

BRIAN C. ROGERS, Chief Investment Officer, Director, and Vice President of T. Rowe Price Group, Inc.; Chief Investment Officer and Vice President of T. Rowe Price Associates, Inc.; Vice President, T. Rowe Price Trust Company.

M. DAVID TESTA, Vice-Chairman of the Board, Director, and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Investment Services Limited, TRPH Corporation, and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price (Canada), Inc.

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also "Management of the Funds," in Registrant's Statement of Additional Information.

Item 27. Principal Underwriters

(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California

TaxFree Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price MidCap Growth Fund, Inc., T. Rowe Price SmallCap Stock Fund, Inc., T. Rowe Price TaxFree Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price MidCap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified SmallCap Growth Fund, Inc., T. Rowe Price TaxEfficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe Price Institutional Income Funds, Inc., T. Rowe Price Retirement Funds, Inc., T. Rowe Price Inflation Protected Bond Fund, Inc., and T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James S. Riepe	Chairman of the Board and Director	Chairman of the Board
Edward C. Bernard	President and Director	None
Henry H. Hopkins	Vice President and Director	Vice President
Wayne D. O`Melia	Vice President and Director	None
Charles E. Vieth	Vice President and Director	None
Patricia M. Archer	Vice President	None
Stephen P. Ban	Vice President	None
Steven J. Banks	Vice President	None
John T. Bielski	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Meredith C. Callanan	Vice President	None
John H. Cammack	Vice President	None
Susan R. Camp	Vice President	None
Ann R. Campbell	Vice President	None
Christine M. Carolan	Vice President	None
Joseph A. Carrier	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Joseph A. Crumbling	Vice President	None
Christine S. Fahlund	Vice President	None
Laurie L. Fierro	Vice President	None
Forrest R. Foss	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
David J. Healy	Vice President	None
Joanne M. Healy	Vice President	None
Walter J. Helmlinger	Vice President	None
Duane E. Higdon	Vice President	None
David A. Hueser	Vice President	None
Christopher A. Jarmush	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Cindy G. Knowlton	Vice President	None
Steven A. Larson	Vice President	None
Cynthia W. LaRue	Vice President	None
Gayle A. Lomax	Vice President	None
Gayatri Malik	Vice President	None
Sarah McCafferty	Vice President	None
Barry Mike	Vice President	None
Mark J. Mitchell	Vice President	None
Nancy M. Morris	Vice President	None
George A. Murnaghan	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Barbara A. O`Connor	Vice President	None
David Oestreicher	Vice President	None
Regina M. Pizzonia	Vice President	None
Kathleen G. Polk	Vice President	None
Pamela D. Preston	Vice President	None
Kylelane Purcell	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
John R. Rockwell	Vice President	None
Christopher J. Rohan	Vice President	None
Kenneth J. Rutherford	Vice President	None
Alexander Savich	Vice President	None
Kristin E. Seeberger	Vice President	None
John W. Seufert	Vice President	None
Scott L. Sherman	Vice President	None
Donna B. Singer	Vice President	None
Carole H. Smith	Vice President	None
Scott Such	Vice President	None
Jerome Tuccille	Vice President	None
Natalie C. Widdowson	Vice President	None
Barbara A. O`Connor	Treasurer	None
Barbara A. Van Horn	Secretary	None
Shane Baldino	Assistant Vice President	None
S. Olivia Barbee	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Martin P. Brown	Assistant Vice President	None
Elizabeth A. Cairns	Assistant Vice President	None
Sheila P. Callahan	Assistant Vice President	None
Patricia M. Cannon	Assistant Vice President	None
Jodi A. Casson	Assistant Vice President	None
Renee L. Chapman	Assistant Vice President	None
Linsley G. Craig	Assistant Vice President	None
Peter A. DeLibro	Assistant Vice President	None
Jon D. Dry	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Bruce S. Fulton	Assistant Vice President	None
John A. Galateria	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
David A.J. Groves	Assistant Vice President	None
Kristen L. Heerema	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Jennifer A. LaPorte	Assistant Vice President	None
Kimberly B. Lechner	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Lois Lynch	Assistant Vice President	None
Karen M. Magness	Assistant Vice President	None
Amy L. Marker	Assistant Vice President	None
C. Lillian Matthews	Assistant Vice President	None
John T. McGuigan	Assistant Vice President	None
Daniel M. Middelton	Assistant Vice President	None
Thomas R. Morelli	Assistant Vice President	None
Dana P. Morgan	Assistant Vice President	None
Paul Musante	Assistant Vice President	None
Clark P. Neel	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Yani A. Peyton	Assistant Vice President	None
Gregory L. Phillips	Assistant Vice President	None
Naomi S. Proshan	Assistant Vice President	None
Seamus A. Ray	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Jennifer L. Richardson	Assistant Vice President	None
Kristin M. Rodriguez	Assistant Vice President	None
Ramon D. Rodriguez	Assistant Vice President	None
Deborah D. Seidel	Assistant Vice President	None
Kevin C. Shea	Assistant Vice President	None
Thomas L. Siedell	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Robyn S. Thompson	Assistant Vice President	None
Judith B. Ward	Assistant Vice President	None
William R. Weker, Jr.	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Timothy R. Yee	Assistant Vice President	None
James Zurad	Assistant Vice President	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant`s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this February 25, 2004.

T. Rowe Price Retirement Funds, Inc.

/s/James S. Riepe

By:James S. Riepe

Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SignatureTitleDate

/s/James S. RiepeChairman of the BoardFebruary 25, 2004

James S. Riepe(Chief Executive Officer)

/s/Joseph A. CarrierTreasurer (ChiefFebruary 25, 2004

Joseph A. CarrierFinancial Officer)

*DirectorFebruary 25, 2004

Anthony W. Deering

*DirectorFebruary 25, 2004

Donald W. Dick, Jr.

*DirectorFebruary 25, 2004

David K. Fagin

*DirectorFebruary 25, 2004

Karen N. Horn

/s/James A.C. KennedyDirectorFebruary 25, 2004

James A.C. Kennedy

*DirectorFebruary 25, 2004

F. Pierce Linaweaver

*DirectorFebruary 25, 2004

John G. Schreiber

/s/M. David TestaDirector andFebruary 25, 2004

M. David TestaVice President

*/s/Henry H. HopkinsVice President andFebruary 25, 2004

Henry H. HopkinsAttorneyInFact